SPARTAN(registered trademark)


(registered trademark)
MASSACHUSETTS
MUNICIPAL
MONEY MARKET
FUND


SEMIANNUAL REPORT
JULY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              6     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     8     A summary of major shifts in the
                             fund's investments over the past six
                             months
                             and one year.

INVESTMENTS            9     A complete list of the fund's
                             investments with their market value.

FINANCIAL STATEMENTS   17    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  21    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first seven months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 30% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the past seven months, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, and the effect of the fund's $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five years and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1997           PAST 6   PAST 1   PAST 5   LIFE OF
                                      MONTHS   YEAR     YEARS    FUND

Spartan Massachusetts Municipal       1.56%    3.12%    14.25%   20.22%
 Money Market Fund

Massachusetts Tax-Free Money Market   1.50%    3.00%    13.72%   n/a
 Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on March 4, 1991. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts tax-free money market funds average, which reflects the performance of 11 Massachusetts tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past six months. (The periods covered by the IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1997                 PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Spartan Massachusetts Municipal             3.12%    2.70%    2.91%
 Money Market Fund

Massachusetts Tax-Free Money Market         3.00%    2.61%    n/a
 Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                          8/4/97   4/28/97   2/3/97   10/28/96   7/29/96



Spartan Massachusetts     3.15%    3.50%     3.02%    3.07%      3.01%
 Municipal Money
 Market Fund



Massachusetts             3.04%    3.45%     2.89%    2.93%      2.92%
 Tax-Free Money Market
 Funds Average



Spartan Massachusetts     5.59%    6.21%     5.36%    5.45%      5.34%
 Municipal Money Market
 Fund - Tax-equivalent


YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Massachusetts tax-free money market funds average. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1997 federal and state income tax rate of 43.68%. Figures for the Massachusetts tax-free money market funds average are from IBC Financial Data, Inc. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free
investments are usually lower
than yields on taxable
investments. However, a
straight comparison between
the two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the
yield you'd have to earn on a
similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind that
the U.S. government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Tanya Roy became Portfolio Manager of Spartan Massachusetts Municipal Money Market Fund on June 1, 1997.
Q. TANYA, WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX MONTHS?
A. While the Federal Reserve Board in mid-1996 had indicated its bias toward raising short-term interest rates to slow economic growth and head off inflation, it had not acted by early 1997 and the market became complacent with the steady Fed policy. That sentiment changed in late February, however, after Fed Chairman Alan Greenspan's semiannual Humphrey-Hawkins testimony before Congress. Greenspan explained his concerns that low unemployment might exert upward pressure on the economy's core inflation. More importantly, he mentioned the possibility that the Fed might raise the rate banks charge each other for overnight loans - known as the fed funds target rate - from the 5.25% level it had maintained since January 1996. The reason behind such a move would be to raise rates to curb inflation before it passed through to the consumer. Shortly after Greenspan's remarks, data for February showed an additional 293,000 non-farm jobs had been added to the economy, lowering unemployment to 5.3%. Interest rates rose as the Fed's March 25 Open Market Committee meeting approached and fears intensified that there would be a shift in Fed policy. At that meeting, the Fed raised the fed funds target rate by 0.25% to 5.50% as expected.
Q. HOW HAS THE ECONOMY PERFORMED SINCE THE FED'S MARCH MEETING?
A. First quarter 1997 data pointed to continued economic strength, with gross domestic product growing at a stronger-than-expected annual rate of nearly 6%. In addition, unemployment fell in April to 4.9%, the lowest level since 1973. Since then, economic data showed signs of diminishing during the second quarter. Perhaps more importantly, inflation continued to remain in check. In fact, in the first half of the year there were six consecutive monthly drops in the producer price index, and the first half of the year's consumer price index was the lowest in 10 years. Because of this backdrop, the Fed chose not to change the fed funds target rate at its latest meeting in early July.
Q. WHAT WAS THE FUND'S STRATEGY DURING THE PERIOD?
A. The fund's average maturity was 46 days at the end of the period. Given the strong first quarter economic data that was released throughout the spring, the fund's average maturity declined in anticipation of higher interest rates. Attractive opportunities appeared in very-short-term securities, including variable rate demand notes (VRDNs) and commercial paper. VRDNs are variable rate securities that can be redeemed on short notice, typically in one or seven days. Commercial paper is a promissory note sold by tax-exempt issuers such as electric utilities to finance capital needs, usually with a maturity of one to three months. For several weeks, the average yield on VRDNs was equal to or in some cases even higher than the yield on one-year notes. This situation enabled the fund to buy attractive-yielding instruments without taking on the added risk of buying one-year notes. At the end of the period, yields reverted to a more historically normal relationship - with longer-term securities offering higher yields than short-term notes. This came as a result of strong reinvestment demand in the market that led to a drop in the yields on VRDNs and commercial paper.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on July 31, 1997, was 3.17%, compared to 3.00% six months ago. The latest yield was the equivalent of a taxable yield of 5.63% for Massachusetts investors in the 43.68% combined federal and state tax bracket. The fund's cumulative total return during the six-month period was 1.56%. That beat the total return of 1.50% for the Massachusetts tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. Should the economy continue to exhibit healthy growth in the third and fourth quarters of 1997, renewed inflation pressures could result, leading to higher interest rates. Given this risk, I expect to manage the fund to be able to take advantage of higher rates over the next six to 12 months. I also expect to find opportunities in the market by taking advantage of aberrations caused by technical factors, such as supply and demand imbalances, seasonal factors and corporate buying trends, among others. These factors can play out in a day, a week or over several months, and are an important part of my ongoing strategy.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: high current tax-free
income for Massachusetts
residents while maintaining
a stable $1.00 share price
FUND NUMBER: 426
TRADING SYMBOL: FMSXX
START DATE: March 4, 1991
SIZE: as of July 31, 1997,
more than $663 million
MANAGER: Tanya Roy, since
June 1997; manager, various
Fidelity and Spartan
municipal money market
funds; joined Fidelity in 1989
(checkmark)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
 DAYS       % OF FUND    % OF FUND    % OF FUND
            ASSETS       ASSETS       ASSETS
            7/31/97      1/31/97      7/31/96

  0 - 30    68           67           70

 31 - 90    17           12           12

 91 - 180    5           10            3

181 - 397   10           11           15

WEIGHTED AVERAGE MATURITY
                              7/31/97   1/31/97   7/31/96

Spartan Massachusetts         46 days   52 days   59 days
Municipal Money Market Fund

Massachusetts Tax-Free        47 days   50 days   58 days
Money Market Funds
Average*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JULY 31, 1997  AS OF JANUARY 31, 1997
Row: 1, Col: 1, Value: 2.6
Row: 1, Col: 2, Value: 23.0
Row: 1, Col: 3, Value: 2.6
Row: 1, Col: 4, Value: 17.0
Row: 1, Col: 5, Value: 55.0
Variable rate demand
notes (VRDNs) 46%
Commercial paper 27%
Tender bonds 3%
Municipal
notes 22%
Other 2%
Variable rate demand
notes (VRDN) 56%
Commercial paper 17%
Tender bonds 2%
Municipal
notes 23%
Other 2%

Row: 1, Col: 1, Value: 2.5
Row: 1, Col: 2, Value: 22.0
Row: 1, Col: 3, Value: 3.5
Row: 1, Col: 4, Value: 26.0
Row: 1, Col: 5, Value: 46.0
INVESTMENTS JULY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - 99.7%
Amherst-Pelham Reg'l. School Dist. BAN 4.45% 5/21/98 $ 1,500,000 $
1,503,926
Ashland Gen. Oblig. BAN 4.04% 3/5/98  1,500,000  1,500,334
Barnstable Gen. Oblig. BAN 4% 6/18/98  3,500,000  3,504,432
Bolton Gen. Oblig. BAN 4.50% 4/17/98  2,000,000  2,005,450
Boston Gen. Oblig. Bonds 5.25% 10/1/97 (MBIA Insured)  1,200,000  1,203,321
Boston Ind. Rev. (New Boston Seafood Center) Series 1997,
3.60%, LOC First Nat'l Bank of Boston, VRDN (b)  600,000  600,000
Boston Wtr. & Swr. Participating VRDN, Series 1996 SG-75,
3.75% (Liquidity Facility Societe Generale, France) (c)  5,100,000
5,100,000
Brockton Area Tran. Auth. RAN 4.25% 7/17/98  3,000,000  3,008,855
Brookline Gen. Oblig. BAN 4% 6/4/98  3,580,000  3,587,227
Chatham Gen. Oblig. BAN 4.25% 7/22/98  3,330,000  3,339,943
Clipper Participating VRDN, Series 93-2, 3.79%
(Liquidity Facility State Street Bank & Trust Co.) (c)  15,630,200
15,630,200
Easton Gen. Oblig. BAN:
 4% 8/15/97  1,355,500  1,355,601
 4.40% 10/3/97  4,715,000  4,719,545
 4.40% 12/19/97  1,900,000  1,903,890
Everett Gen. Oblig. BAN:
 4% 12/19/97  1,000,000  1,000,558
 4.25% 12/19/97  1,000,000  1,001,488
Fall River Gen. Oblig. BAN 4.50% 8/15/97,
LOC State Street Bank & Trust Co.  1,910,000  1,910,420
Georgetown Gen. Oblig. BAN 4% 6/12/98,
LOC State Street Bank & Trust Co.  8,000,000  8,011,944
Gloucester Gen. Oblig. BAN 4.35% 8/8/97  7,500,000  7,500,442
Haverill Gen. Oblig. BAN 4.50% 8/1/97
(BPA Fleet Nat'l Bank)  2,000,000  2,000,000
Hopkinton Gen. Oblig. BAN 4% 12/30/97  2,500,000  2,504,978
Leominster Gen. Oblig. BAN 4% 12/17/97 (b)  1,900,000  1,901,853
Mansfield Gen. Oblig. BAN:
 4.25% 8/21/97  1,230,000  1,230,394
 4.25% 8/21/97  1,300,000  1,300,325
Marlborough Gen. Oblig. BAN 4% 12/18/97  2,300,000  2,303,635
Massachusetts Bay Tran. Auth.:
 RAN:
  Series 1997 A, 4.25% 2/27/98  13,500,000  13,548,185
  4.75% 9/5/97  21,900,000  21,915,281
 CP, Series C:
  3.75% 8/7/97, LOC Westdeutsche Landesbank  1,000,000  1,000,000
  3.75% 9/8/97, LOC Westdeutsche Landesbank  1,600,000  1,600,000
  3.75% 10/14/97, LOC Westdeutsche Landesbank  1,600,000  1,600,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Bay Tran. Auth. Gen. Trans. Sys.
Participating VRDN Series 1995 A, 3.75%
(Liquidity Facilities Societe Generale France) (c) $ 6,000,000 $ 6,000,000 Massachusetts Dedicated Income Tax Rev. Series 1990 B,
3.60%, LOC Nat'l. Westminster, VRDN  4,950,000  4,950,000
Massachusetts Gen. Oblig. BAN Series 1997 A,
4.25% 3/1/98  4,735,000  4,749,651
Massachusetts Gen. Oblig. Participating VRDN (c):
 Series 96C2101, 3.78% (Liquidity Facility Citibank, NY)  2,800,000
2,800,000
 Series 97C2103, 3.73% (Liquidity Facility Citibank, NY)   5,700,000
5,700,000
 Series 1993 A, 3.73% (Liquidity Facility Citibank, NY)  3,900,000
3,900,000
 Series 1993 I, 3.78% (AMBAC Insured)
 (BPA First Boston) (Liquidity Facility Citibank, NY) 7,800,000 7,800,000 Series 1996 SG-47, 3.75% (Liquidity Facility Societe
 Generale, France)  2,000,000  2,000,000
 3.65% (Liquidity Facility Bankers Trust Co.) 8,815,000 8,815,000 Massachusetts Health & Ed. Facs. Auth.
Participating VRDN (c):
  (Harvard Univ.) Series  P SG-27, 3.75%
  (Liquidity Facility Societe Generale, France) 3,935,000 3,935,000 Series 13-C, 3.70% (AMBAC Insured)
  (Liquidity Facility Morgan Guaranty Trust Co.) 3,700,000 3,700,000 Massachusetts Health & Ed. Facs. Auth. Rev.:
 VRDN:
  (Amherst College) Series F, 3.45%  10,000,000  10,000,000
  (Cap. Asset Prog.):
   Series B, 3.50% (MBIA Insured) (BPA Credit Suisse) 700,000 700,000 Series 1985 D, 3.65% (MBIA Insured)
    (BPA Credit Suisse)  14,700,000  14,700,000
   Series E, 3.75%, LOC First Nat'l. Bank of Chicago 5,000,000 5,000,000 (Harvard Univ.):
   Series I, 3.45%  11,400,000  11,400,000
   Series I, 3.45%  18,116,000  18,116,000
  (Mount Ida College) 3.55%,
  LOC Chase Manhattan Bank  2,700,000  2,700,000
  (Partners Healthcare Sys.):
   Series P-1, 3.50% (FSA Insured) (Liquidity Facility
    Bayerische Landesbank Girozentale)  12,000,000  12,000,000
   Series P-2, 3.55% (FSA Insured) (Liquidity Facility
    Bayerische Landesbank Girozentale)  19,400,000  19,400,000
  (Wellesley College) Series B, 3.50%  4,300,000  4,300,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Health & Ed. Facs. Auth. Rev.: - continued
 Bonds:
  (Boston Univ.) Series H, 3.85%, tender 8/19/97,
  LOC Landesbank Hessen-Thuringen, CP mode $ 7,600,000 $ 7,600,000
  (Harvard Univ.):
   3.75% 8/20/97, CP mode  1,600,000  1,600,000
   3.75% 9/16/97, CP mode  6,400,000  6,400,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Hsg. Rev. VRDN:
 Rfdg. Series 1995 A, 3.50% (FNMA Guaranteed)  4,200,000  4,200,000
 (Harbor Point Dev.) Series 1995 A, 3.55%,
 (GNMA Guaranteed) LOC Republic Bank of New York 33,200,000 33,200,000 (Princeton Crossing Proj.) Series 1996, 3.60%,
 LOC General Elec. Cap. Corp. (b)  8,700,000  8,700,000
Massachusetts Hsg. Fin. Agcy.:
 Participating VRDN (c):
  Series PA-132, 3.85%
  (Liquidity Facility Merrill Lynch & Co., Inc.) (b) 1,000,000 1,000,000 Series PT-33, 3.80% (AMBAC Insured)
  (Liquidity Facility Banque Nat'l. de Paris) (b) 1,500,000 1,500,000 Series PT-42, 3.65%
  (Liquidity Facility Commerzbank, Germany) 3,905,000 3,905,000 Massachusetts Ind. Fin Agcy. Ind. Dev. Rev. VRDN:
 Rfdg.:
  (Baker School Specialty Co. Inc.) Series 1996, 3.50%,
  LOC Fleet Nat'l. Bank (b)  2,200,000  2,200,000
  (Brady Enterprises) Series 1996, 3.50%,
  LOC Fleet Nat'l. Bank  1,550,000  1,550,000
  (Falmouth Assisted Living) Series 1995, 3.60%,
  LOC First Nat'l. Bank of Boston  1,900,000  1,900,000
  (First Healthcare Corp. Proj.) Series 1992 B, 3.65%,
  LOC Wachovia Bank of Georgia  1,130,000  1,130,000
  (First Healthcare Corp. for Hillhaven Proj.) 3.65%,
  LOC Wachovia Bank of Georgia  1,195,000  1,195,000
  (WGBH Ed. Foundation Proj.) Series 1992, 3.50%,
  LOC Nat'l. Westminster Bank PLC (a)  2,840,000  2,840,000
 (Abbott Box Co.) Series 1997, 3.50%,
 LOC Fleet Nat'l. Bank (b)  2,425,000  2,425,000
 (BBB Esq. LLC) Series 1996, 3.80%,
 LOC First Nat'l Bank of Boston (b)  800,000  800,000
 (Barker Steel Company) Series 1995, 3.60%,
 LOC State Street Bank & Trust Co. (b)  800,000  800,000
 (Battery Engineering, Inc.) Series 1996, 3.85%,
 LOC Bank of Tokyo-Mitsubishi (b)  1,100,000  1,100,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin Agcy. Ind. Dev. Rev. VRDN: - continued
 (Bradford College) Series 1995 A, 3.55%,
 LOC First Nat'l. Bank of Boston $ 1,600,000 $ 1,600,000
 (Buckingham Browne Nichols School) 3.50%,
 LOC State Street Bank & Trust Co.  3,000,000  3,000,000
 (Canton/Cedar Reality LLC) Series 1997, 3.50%,
 LOC Fleet Nat'l. Bank (b)  1,400,000  1,400,000
 (Carand Realty Trust) Series 1997, 3.60%,
 LOC State Street Bank & Trust Co. (b)  1,000,000  1,000,000
 (Decas Cranberry Project) Series 1997, 3.50%,
 LOC Fleet Nat'l. Bank (b)  3,000,000  3,000,000
 (Edgewood Retirement Commty.) Series 1995 C, 3.60%,
 LOC Dresdner Bank, AG.  1,900,000  1,900,000
 (General Signal Proj.) 3.65%,
 LOC Wachovia Bank of Georgia  1,900,000  1,900,000
 (Goddard House) 3.50%, LOC Fleet Nat'l Bank 2,500,000 2,500,000 (Governor Dummer Academy) Series 1996, 3.50%,
 LOC State Street Bank & Trust Co.  1,200,000  1,200,000
 (Hazen Paper Proj.) Series1996, 3.80%,
 LOC First Nat'l. Bank of Boston (b)  900,000  900,000
 (Heritage at Dartmouth) Series 1996, 3.55%,
 LOC First National Bank of Boston (b)  825,000  825,000
 (Heritage at Hingham) Series 1997, 3.55%,
 LOC Fleet Nat'l. Bank (b)  2,500,000  2,500,000
 (Lower Mills Associates II L.P.) Series 1995, 3.55%,
 LOC First Nat'l. Bank of Boston  953,000  953,000
 (Mary Ann Morse Nursing Home):
  Series 1994 A, 3.80%, LOC ABN-AMRO Bank  3,200,000  3,200,000
  Series 1994 B, 3.50%, LOC ABN-AMRO Bank  4,600,000  4,600,000
 (Nova Realty) Series 1994, 3.55%
 LOC First Nat'l. Bank of Boston  2,000,000  2,000,000
 (Nutramax Products):
  Series 1996, 3.60%,
  LOC State Street Bank & Trust Co. (b)  1,000,000  1,000,000
  Series 1996 B, 3.60%,
  LOC State Street Bank & Trust Co. (b) 3,100,000 3,100,000 (Parker-Hannifin Corp. Proj.) Series 1997, 3.75%,
 LOC Wachovia Bank of Georgia  1,800,000  1,800,000
 (Riverdale Mills Corp.) Series 1995, 3.80%,
 LOC Bank of Boston (b)  2,000,000  2,000,000
 (Southern New England School of Law) 3.40%,
 LOC Fleet Nat'l Bank  1,500,000  1,500,000
 (United Medical Corp.) Series 1992, 3.55%,
 LOC Chase Manhattan Bank (b)  1,300,000  1,300,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin Agcy. Ind. Dev. Rev. VRDN: - continued
 (United Plastics) Series 1997 3.50%,
 LOC Fleet Nat'l. Bank (b) $ 2,000,000 $ 2,000,000
 (Univ. LLC) Series 1996, 3.80%,
 LOC First Nat'l. Bank of Boston (b)  1,300,000  1,300,000
 (Youville Place Inc.) Series 1996, 3.75%
 (AMBAC Insured) (BPA Fleet Nat'l. Bank) 4,500,000 4,500,000 Massachusetts Ind. Fin. Agcy. Poll. Cont. Rev.:
 Rfdg. Bonds (New England Power Co. Proj.):
  Series 1992-B:
   3.75% 8/12/97, CP mode  3,600,000  3,600,000
   3.75% 8/21/97, CP mode  4,300,000  4,300,000
   3.80% 9/8/97, CP mode  4,000,000  4,000,000
   3.80% 9/8/97, CP mode  2,000,000  2,000,000
   3.85% 9/9/97, CP mode  1,500,000  1,500,000
   3.80% 9/17/97, CP mode  5,000,000  5,000,000
   3.80% 10/16/97, CP mode  2,200,000  2,200,000
   3.85% 10/22/97, CP mode  2,450,000  2,450,000
  Series 1993-A:
   3.70% 8/14/97, CP mode  2,000,000  2,000,000
   3.85% 9/9/97, CP mode  4,500,000  4,500,000
   3.80% 9/11/97, CP mode  5,800,000  5,800,000
  Series 1993-B:
   3.70% 8/20/97, CP mode  3,200,000  3,200,000
   3.70% 8/26/97, CP mode  3,950,000  3,950,000
   3.80% 9/11/97, CP mode  2,600,000  2,600,000
   3.80% 10/16/97, CP mode  2,100,000  2,100,000
   3.85% 10/22/97, CP mode  3,300,000  3,300,000
Massachusetts Ind. Find. Agcy. Poll. Cont. Rev. Rfdg.
(New England Power Co. Proj.)
Series 1992-B, 3.60%, VRDN  2,600,000  2,600,000
Massachusetts Ind. Fin. Agcy. Resource Recovery Rev.
(Ogden-Haverhill Proj.) Series 1986 B, 3.45%,
LOC Union Bank of Switzerland, VRDN (b)  3,300,000  3,300,000
Massachusetts Ind. Fin. Agcy. Participating VRDN,
(Holy Cross) Series 1996 SG-56, 3.75% (MBIA Insured)
(Liquidity Facility Societe Generale, France) (c) 7,025,000 7,025,000 Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys.
Rev Bonds Series 1994 C, 3.50%
LOC Canadian Imperial Bank of Commerce, VRDN 16,100,000 16,100,000 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Port Auth. Rev.:
 Series 1995 A, 3.60%,
 LOC Landesbanken Hessen-Thuringen, VRDN $ 900,000 $ 900,000
 Series 1995 B, 3.65%,
 LOC Landesbanken Hessen-Thuringen, VRDN (b) 8,900,000 8,900,000 Massachusetts Single Family Hsg. Auth. Bonds:
 Series 50, 3.90%, tender 6/1/98  2,000,000  2,000,000
 3.70%, tender 9/1/97
 (Liquidity Facility Citibank, NY) (b)(c)(d) 3,600,000 3,600,000 Massachusetts Wtr. Poll. Abatement Rev. Bonds
(South Essex Swr. Dist. Loan Prog.) 5% 8/1/97  3,000,000  3,000,000
Massachusetts Wtr. Resolution Auth. Gen. Rev.
Bonds Series 1995 B, 5% 12/1/97  1,000,000  1,004,387
Massachusetts Wtr. Resource Auth.:
 Series 1997-A, 3.50% (AMBAC Insured)
 (Liquidity Facility Bank of Nova Scotia) VRDN 11,000,000 11,000,000 Series 1997-B, 3.50% (AMBAC Insured)
 (Liquidity Facility Bank of Nova Scotia) VRDN  28,500,000  28,500,000
 CP:
  3.75% 8/14/97, LOC Morgan Guaranty Trust Co., NY  4,000,000  4,000,000
  3.75% 8/19/97, LOC Morgan Guaranty Trust Co., NY  7,000,000  7,000,000
  3.80% 9/10/97, LOC Morgan Guaranty Trust Co., NY  1,600,000  1,600,000
  3.70% 9/11/97, LOC Morgan Guaranty Trust Co., NY  6,000,000  6,000,000
  3.75% 9/11/97, LOC Morgan Guaranty Trust Co., NY  10,300,000  10,300,000
  3.80% 9/12/97, LOC Morgan Guaranty Trust Co., NY  5,100,000  5,100,000
  3.80% 9/15/97, LOC Morgan Guaranty Trust Co., NY  3,000,000  3,000,000
  3.75% 9/17/97, LOC Morgan Guaranty Trust Co., NY  4,250,000  4,250,000
  3.75% 9/18/97, LOC Morgan Guaranty Trust Co., NY  4,100,000  4,100,000
Massachusetts Wtr. Resource Auth. Participating VRDN:
 Series 1995 SG-17, 3.75% (AMBAC Insured)
 (Liquidity Facility Societe Generale, France) (c) 3,800,000 3,800,000 Series 1996, SG-63 3.75%
 (Liquidity Facility Societe Generale, France) (c) 1,000,000 1,000,000 Medway Gen. Oblig. BAN 4% 9/19/97 3,000,000 3,001,380
Merrimack Valley Reg'l. Transit Auth. RAN 4.25% 6/19/98  2,400,000
2,406,709
Montachusetts Reg'l. Transit Auth. RAN 4.25% 6/26/98  2,800,000  2,808,375
Nantucket Gen. Oblig. BAN 4% 8/15/97  1,000,000  1,000,056
Natick Gen. Oblig. BAN:
 4.50% 8/8/97  3,700,000  3,700,409
 4.50% 8/8/97  2,400,000  2,400,302
North Andover Gen. Oblig. BAN 4% 1/9/98  1,775,000  1,776,884
Peabody Gen. Oblig. BAN 4.15% 8/15/97  2,700,000  2,700,299
Reading Gen. Oblig. BAN 4.25% 8/15/97  2,400,000  2,400,484
Seekonk Gen. Oblig. BAN 4% 11/19/97  3,200,000  3,204,660
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Springfield Gen. Oblig. BAN:
 4.40% 6/26/97 (BPA Fleet Nat'l. Bank) $ 1,139,000 $ 1,143,437
 4.25% 11/7/97 (BPA Fleet Nat'l. Bank)  6,000,000  6,007,869
 4.30% 11/7/97 (BPA Fleet Nat'l. Bank)  3,000,000  3,003,928
 4.10% 11/21/97 (BPA Fleet Nat'l. Bank)  3,000,000  3,002,951
Stoughton Gen. Oblig. BAN:
 3.70% 8/29/97  1,014,160  1,014,327
 4% 8/29/97  1,000,000  1,000,301
 4.25% 8/29/97  1,200,000  1,200,274
Taunton Gen. Oblig. BAN 4% 12/3/97  2,100,000  2,102,269
Wakefield Gen. Oblig. BAN 4% 8/20/97  1,100,000  1,100,224
Walpole Gen. Oblig. BAN 4.15% 6/3/98  1,200,000  1,202,905
West Springfield Gen. Oblig. BAN 3.75% 3/5/98  9,132,000  9,139,782
Westfield Gen. Oblig. BAN 4.10% 3/26/98  1,000,000  1,000,922
Worcester Gen. Oblig. BAN:
 4% 8/28/97  4,900,000  4,901,444
 4.30% 8/28/97  1,080,000  1,080,239
  659,860,695
PUERTO RICO - 0.3%
Puerto Rico Elec. Pwr. Auth. Rev. Participating VRDN
Series 1995-Z, 3.40% (Liquidity Facility Merrill
Lynch & Co., Inc.) (c)  1,700,000  1,700,000
TOTAL INVESTMENTS - 100%  $ 661,560,695
Total Cost for Income Tax Purposes  $ 661,560,605
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
4. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Massachusetts Single
Family Hsg. Auth. Bonds
3.70%, tender 9/1/97
(AMBAC Insured)
(Liquidity Facility
Citibank, NY) 6/1/97 $ 3,600,000
INCOME TAX INFORMATION
At January 31, 1997, the fund had a capital loss carryforward of approximately $56,000 of which $8,000, $8,000, and $40,000 will expire on January 31, 2003, 2004, and 2005, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value -                                      $ 661,560,695
See accompanying schedule

Cash                                                                       1,109,053

Interest receivable                                                        5,899,096

 TOTAL ASSETS                                                              668,568,844

LIABILITIES

Payable for investments purchased                           $ 5,000,000

Distributions payable                                        39,953

Accrued management fee                                       278,860

Other payables and accrued expenses                          5,282

 TOTAL LIABILITIES                                                         5,324,095

NET ASSETS                                                                $ 663,244,749

Net Assets consist of:

Paid in capital                                                           $ 663,300,769

Accumulated net realized gain (loss) on investments                        (56,020)

NET ASSETS, for 663,299,344 shares outstanding                            $ 663,244,749

NET ASSET VALUE, offering price and redemption price per                   $1.00
share ($663,244,749 (divided by) 663,299,344 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JULY 31, 1997 (UNAUDITED)

INTEREST INCOME                                                       $ 11,848,143

EXPENSES

Management fee                                          $ 1,630,662

Non-interested trustees' compensation                    1,623

 Total expenses before reductions                        1,632,285

 Expense reductions                                      (14,090)      1,618,195

NET INTEREST INCOME                                                    10,229,948

REALIZED AND UNREALIZED GAIN (LOSS)                                    (1,650)
Net realized gain (loss) on investment securities

Increase (decrease) in net unrealized gain from                        (2,930)
accretion of discount

NET GAIN (LOSS)                                                        (4,580)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 10,225,368


STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS       YEAR ENDED
                                                           ENDED JULY       JANUARY 31,
                                                           31,1997          1997
                                                           (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 10,229,948     $ 17,028,668
Net interest income

 Net realized gain (loss)                                   (1,650)          (39,956)

 Increase (decrease) in net unrealized gain from            (2,930)          2,930
 accretion of discount

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            10,225,368       16,991,642
FROM OPERATIONS

Distributions to shareholders from net interest income      (10,229,948)     (17,028,668)

Share transactions at net asset value of $1.00 per share    371,319,166      831,825,582
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     10,062,324       16,774,462

 Cost of shares redeemed                                    (389,594,390)    (691,592,516)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           (8,212,900)      157,007,528
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   (8,217,480)      156,970,502

NET ASSETS

 Beginning of period                                        671,462,229      514,491,727

 End of period                                             $ 663,244,749    $ 671,462,229



      SIX MONTHS        YEARS ENDED JANUARY 31,                        SIX MONTHS    YEAR ENDED
      ENDED JULY 31,                                                   ENDED         JULY 31,
      1997                                                             JANUARY 31,

      (UNAUDITED)       1997                      1996   1995   1994   1993          1992





SELECTED PER-SHARE DATA

Net asset value, beginning of period      $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000      $ 1.000

Income from Investment Operations         .016        .030        .033        .024        .019        .012         .034
Net interest income

Less Distributions

 From net interest income                 (.016)      (.030)      (.033)      (.024)      (.019)      (.012)       (.034)

Net asset value, end of period            $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000      $ 1.000

TOTAL RETURN B                            1.56%       3.00%       3.32%       2.42%       1.95%       1.23%        3.45%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)   $ 663,245   $ 671,462   $ 514,492   $ 406,287   $ 346,880   $ 333,655    $ 278,369

Ratio of expenses to average net assets   .50% A      .50%        .50%        .50%        .40% C      .17% A, C    .05%
                                                                                                                        C

Ratio of net interest income to average
 net assets                               3.13% A     2.96%       3.27%       2.40%       1.93%       2.44% A      3.29%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Massachusetts Municipal Money Market Fund (the fund) is a fund of Fidelity Massachusetts Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. Accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $3,600,000 or .5% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
expenses. FMR receives a fee that is computed daily at an annual rate of
 .50% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $3,353 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
4. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $14,090 under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Boyce Greer, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
Robert M. Gates *
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S MUNICIPAL
MONEY MARKET FUNDS
California Municipal Money Market
Connecticut Municipal Money Market
Massachusetts Municipal Money Market
Michigan Municipal Money Market
Municipal Money Market
New Jersey Municipal Money Market
New York Municipal Money Market
Ohio Municipal Money Market
Spartan Arizona Municipal Money Market
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
Spartan Municipal Money Fund
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE

SPARTAN(registered trademark)


(registered trademark)
MASSACHUSETTS MUNICIPAL
INCOME FUND
(FORMERLY FIDELITY MASSACHUSETTS
MUNICIPAL INCOME FUND)
AND
FIDELITY
MASSACHUSETTS MUNICIPAL
MONEY MARKET FUND
SEMIANNUAL REPORT
JULY 31, 1997
CONTENTS



PRESIDENT'S MESSAGE                                  3     Ned Johnson on investing
                                                           strategies.

SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

 PERFORMANCE                                         4     How the fund has done over time.

 FUND TALK                                           7     The manager's review of fund
                                                           performance, strategy and outlook.

 INVESTMENT CHANGES                                  10    A summary of major shifts in the
                                                           fund's investments over the past six
                                                           months
                                                           and one year.

 INVESTMENTS                                         11    A complete list of the fund's
                                                           investments with their market value.

 FINANCIAL STATEMENTS                                24    Statements of assets and liabilities,
                                                           operations, and changes in net
                                                           assets,
                                                           as well as financial highlights.

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                                         28    How the fund has done over time.

 FUND TALK                                           30    The manager's review of fund
                                                           performance, strategy and outlook.

 INVESTMENT CHANGES                                  32    A summary of major shifts in the
                                                           fund's investments over the past six
                                                           months
                                                           and one year.

 INVESTMENTS                                         33    A complete list of the fund's
                                                           investments with their market value.

 FINANCIAL STATEMENTS                                41    Statements of assets and liabilities,
                                                           operations, and changes in net
                                                           assets,
                                                           as well as financial highlights.

NOTES                                                45    Notes to the financial statements.



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first seven months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 30% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the past seven months, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d

SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1997                  PAST 6   PAST 1   PAST 5   PAST 10
                                             MONTHS   YEAR     YEARS    YEARS

Spartan                                      5.95%    10.07%   39.55%   116.33%
Massachusetts Municipal Income Fund

Lehman Brothers Massachusetts Enhanc         5.58%    9.86%    n/a      n/a
ed
 Municipal Bond Index

Massachusetts Municipal Debt Funds Average   5.57%    9.47%    36.46%   111.84%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5%
return over the past year, the value of your investment would be $1,050.
You can compare the fund's returns to the performance of the Lehman
Brothers Massachusetts Enhanced Municipal Bond Index, - a total return performance benchmark for Massachusetts investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc.
The past six months average represents a peer group of 54 mutual funds.
These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1997                         PAST 1   PAST 5   PAST 10
                                                    YEAR     YEARS    YEARS

Spartan Massachusetts Municipal Income Fund         10.07%   6.89%    8.02%

Lehman Brothers Massachusetts Enhanc                9.86%    n/a      n/a
ed
 Municipal Bond Index

Massachusetts Municipal Debt Funds Average          9.47%    6.41%    7.79%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970731 19970812 100737 S00000000000001
             Spartan MA Muni Income      LB Municipal Bond
             00070                       LB015
  1987/07/31      10000.00                    10000.00
  1987/08/31      10035.31                    10022.50
  1987/09/30       9627.94                     9652.97
  1987/10/31       9499.54                     9687.14
  1987/11/30       9745.57                     9940.07
  1987/12/31       9946.75                    10084.30
  1988/01/31      10260.00                    10443.51
  1988/02/29      10377.92                    10553.89
  1988/03/31      10196.80                    10431.47
  1988/04/30      10279.89                    10510.75
  1988/05/31      10334.86                    10480.37
  1988/06/30      10446.55                    10633.70
  1988/07/31      10520.46                    10703.03
  1988/08/31      10556.61                    10712.45
  1988/09/30      10710.29                    10906.35
  1988/10/31      10903.76                    11098.30
  1988/11/30      10840.88                    10996.64
  1988/12/31      11008.17                    11109.13
  1989/01/31      11165.74                    11338.87
  1989/02/28      11092.59                    11209.49
  1989/03/31      11100.63                    11182.70
  1989/04/30      11373.35                    11448.18
  1989/05/31      11575.76                    11685.96
  1989/06/30      11674.53                    11844.65
  1989/07/31      11764.09                    12005.86
  1989/08/31      11718.46                    11888.32
  1989/09/30      11673.64                    11852.90
  1989/10/31      11784.22                    11997.86
  1989/11/30      11951.14                    12207.82
  1989/12/31      12026.06                    12307.68
  1990/01/31      11967.13                    12249.46
  1990/02/28      12115.30                    12358.48
  1990/03/31      12136.10                    12362.19
  1990/04/30      11976.75                    12272.69
  1990/05/31      12237.30                    12540.60
  1990/06/30      12365.52                    12650.83
  1990/07/31      12540.30                    12836.80
  1990/08/31      12389.87                    12650.41
  1990/09/30      12431.36                    12657.62
  1990/10/31      12473.80                    12887.23
  1990/11/30      12859.28                    13146.39
  1990/12/31      12914.11                    13203.58
  1991/01/31      13073.68                    13380.77
  1991/02/28      13173.96                    13497.18
  1991/03/31      13239.59                    13502.04
  1991/04/30      13423.09                    13681.62
  1991/05/31      13558.32                    13803.25
  1991/06/30      13585.09                    13789.58
  1991/07/31      13781.95                    13957.54
  1991/08/31      13907.50                    14141.36
  1991/09/30      14035.35                    14325.48
  1991/10/31      14160.45                    14454.41
  1991/11/30      14197.95                    14494.74
  1991/12/31      14374.12                    14805.80
  1992/01/31      14499.17                    14839.55
  1992/02/29      14545.37                    14844.30
  1992/03/31      14559.72                    14849.80
  1992/04/30      14689.02                    14981.96
  1992/05/31      14849.34                    15158.30
  1992/06/30      15096.28                    15412.65
  1992/07/31      15502.18                    15874.72
  1992/08/31      15307.16                    15719.95
  1992/09/30      15437.48                    15822.75
  1992/10/31      15176.68                    15667.22
  1992/11/30      15560.81                    15947.82
  1992/12/31      15709.28                    16110.64
  1993/01/31      15940.24                    16298.01
  1993/02/28      16488.66                    16887.51
  1993/03/31      16339.50                    16709.01
  1993/04/30      16489.64                    16877.60
  1993/05/31      16601.50                    16972.45
  1993/06/30      16863.04                    17255.72
  1993/07/31      16851.27                    17278.33
  1993/08/31      17202.90                    17638.06
  1993/09/30      17496.74                    17838.96
  1993/10/31      17539.74                    17873.39
  1993/11/30      17395.63                    17715.93
  1993/12/31      17739.06                    18089.91
  1994/01/31      17944.06                    18296.50
  1994/02/28      17568.57                    17822.62
  1994/03/31      16812.54                    17096.88
  1994/04/30      16869.20                    17241.86
  1994/05/31      17035.27                    17391.35
  1994/06/30      16955.95                    17285.09
  1994/07/31      17276.39                    17601.92
  1994/08/31      17352.44                    17662.83
  1994/09/30      17070.01                    17403.54
  1994/10/31      16726.36                    17094.45
  1994/11/30      16254.33                    16785.38
  1994/12/31      16661.67                    17154.83
  1995/01/31      17263.90                    17645.11
  1995/02/28      17747.52                    18158.23
  1995/03/31      17985.34                    18366.87
  1995/04/30      17994.07                    18388.54
  1995/05/31      18557.16                    18975.32
  1995/06/30      18270.91                    18810.24
  1995/07/31      18394.59                    18988.56
  1995/08/31      18618.04                    19229.33
  1995/09/30      18772.64                    19351.05
  1995/10/31      19078.80                    19632.42
  1995/11/30      19414.10                    19958.12
  1995/12/31      19672.65                    20149.92
  1996/01/31      19811.93                    20302.05
  1996/02/29      19605.72                    20165.01
  1996/03/31      19337.89                    19907.30
  1996/04/30      19252.88                    19850.96
  1996/05/31      19256.01                    19843.02
  1996/06/30      19445.15                    20059.11
  1996/07/31      19654.19                    20241.65
  1996/08/31      19620.90                    20236.79
  1996/09/30      19882.24                    20520.11
  1996/10/31      20111.03                    20752.19
  1996/11/30      20479.49                    21131.96
  1996/12/31      20380.32                    21043.20
  1997/01/31      20418.50                    21082.97
  1997/02/28      20608.57                    21276.52
  1997/03/31      20324.06                    20992.90
  1997/04/30      20503.17                    21168.61
  1997/05/31      20812.74                    21486.99
  1997/06/30      21029.49                    21715.82
  1997/07/31      21632.56                    22317.35
IMATRL PRASUN   SHR__CHT 19970731 19970812 100740 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Massachusetts Municipal Income Fund on July 31, 1987. As the chart shows, by July 31, 1997, the value of the investment would have grown to $21,633 - a 116.33% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - which reflects the performance of the investment-grade municipal bond market - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,317 - a 123.17% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            SIX MONTHS   YEARS ENDED JANUARY 31,
            ENDED
            JULY 31,

            1997         1997                       1996   1995   1994   1993

Dividend return               2.71%   5.33%    6.41%    5.85%    6.32%    6.67%

Capital appreciation return   3.24%   -2.27%    8.35%   -9.64%    6.25%   3.27%

Total return                  5.95%   3.06%    14.76%   -3.79%   12.57%   9.94%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any.
DIVIDENDS AND YIELD

PERIODS ENDED JULY 31, 1997              PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      5.04(cents)   29.79(cents)   60.02(cents)

Annualized dividend rate                 5.08%          5.24%          5.25%

30-day annualized yield                  4.63%         -              -

30-day annualized tax-equivalent yield   8.22%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $ 11.69 over the past one month, $11.47 over the past six months and $11.43 over the past one year, you can compare the fund's income over these three periods. Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 43.68% combined 1997 federal and state tax bracket, but does not reflect the payment of the alternative minimum tax, if applicable.
SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Jonathan Short became Portfolio Manager of Spartan Massachusetts Municipal Income Fund on April 1, 1997.
Q. HOW DID THE FUND PERFORM, JON?
A. The fund did pretty well, outperforming its competitors and its benchmark. For the six-month period that ended July 31, 1997, the fund had a total return of 5.95%. To get a sense of how the fund did relative to its competitors, the Massachusetts municipal debt funds average returned 5.57% for the same six-month period, as tracked by Lipper Analytical Services. Additionally, the Lehman Brothers Massachusetts Enhanced Municipal Bond Index returned 5.58% over the past six months. For the 12-month period that ended July 31, 1997, the fund had a total return of 10.07%, the Massachusetts municipal debt funds average returned 9.47%, according to Lipper, and the index returned 9.86%.
Q. THE BOND MARKET TURNED FROM SKITTISH TO OPTIMISTIC OVER THE PAST SIX MONTHS. WHAT ACCOUNTED FOR THE MARKET'S CHANGING SENTIMENT?
A. As the period wore on, market participants began to worry less about inflation. Bond investors, of course, dislike even the threat of inflation because it can eat away at the fixed-income payments their bonds generate. Early in the period, investors were worried that the economy was growing at too quick a pace - and much faster than anticipated. As a result, investors sent bond yields higher and bond prices lower. While there weren't any tangible signs that inflation was on the upswing, there were concerns that the Federal Reserve Board would raise interest rates as an anti-inflationary measure sometime down the road. But in late spring, bond investors became more optimistic on evidence that the economy was growing at a moderate pace with little inflationary pressure. In July, the market was further cheered by Fed Chairman Alan Greenspan, who testified before Congress that inflation didn't appear to be a problem, implying that further interest rate hikes didn't appear to be on the horizon.
Q. WHY DID THE FUND PERFORM BETTER THAN THE AVERAGE FUND OF ITS TYPE AND ITS BENCHMARK INDEX?
A. It's difficult to know for certain at least with the peer group, but I think it comes down to a couple of factors. First, the fund's relatively large stake in noncallable bonds performed very well during the period. Noncallable bonds can't be redeemed by their issuer before maturity. Issuers often are prompted to refinance their older, more expensive debt if current rates are lower than they're paying on existing bonds. Noncallable bonds tend to do better than callable bonds when interest rates fall. Furthermore, the prices of many of the fund's noncallable holdings rose during the past six months as investors increasingly sought out bonds with call protection.
Q. AND THE SECOND FACTOR?
A. To the benefit of the fund, some of our holdings in general obligation bonds issued by the state were advance refunded. With an advance refunding, an issuer with existing bonds in the market will issue a second set of bonds. Proceeds from this sale are then invested in high-quality U.S. Treasury securities, and these Treasuries then secure the original bonds until their call date.
Q. HAVE YOU MADE ANY SIGNIFICANT CHANGES SINCE TAKING OVER THE FUND?
A. No. My basic strategy is similar to that of the previous manager. I continued to keep the fund's duration - which measures how sensitive it is to changes in interest rates - in line with the Massachusetts market as a whole, as reflected by the fund's benchmark index. I believe that, practically speaking, it has proved to be very difficult to predict where interest rates are headed with consistency over a long period of time. Although I didn't make any large strategic moves, I did modify the way the fund was allocated among bonds with various maturities as a function of where I found the best value. In my view, longer-term bonds with maturities of more than 20 years didn't offer enough yield advantage over shorter-term bonds to compensate for their added interest rate sensitivity. In my view, the better risk/reward payoff was found in intermediate bonds, those with maturities of between 10 and 20 years. So I sold some long-term bonds and replaced them with shorter-term maturities.
Q. HEALTH CARE WAS THE FUND'S SECOND LARGEST SECTOR CONCENTRATION AT THE END OF THE PERIOD. SINCE THIS SECTOR IS FACING UNIQUE CHALLENGES, HOW DID YOU CHOOSE WHICH INVESTMENTS WERE APPROPRIATE FOR THE FUND?
A. In the health care sector, the main challenges were consolidation, cost-cutting and competition. I emphasized health care facilities that I believed were well-positioned in their service area and that had strong relationships with doctors and various payers, including insurance companies as well as the state and federal governments. With input from Fidelity's research analysts, I targeted hospitals with strong market share, sensible balance sheets and effective management teams. Health care bonds typically offer high yields relative to other sectors, which is one reason why I thought they were attractive investments for the fund.
Q. WHAT'S YOUR OUTLOOK?
A. From a supply and demand standpoint, I'm optimistic about municipals in Massachusetts. I don't expect to see a tremendous amount of new bonds issued, and the increase in supply we're likely to see could easily be digested if demand remains firm. How municipals will fare over the next six months will depend heavily on the direction of interest rates. That said, we may continue to see some volatility in the bond market as long as there are conflicting signs about the economy and inflation trends.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide high current
income exempt from federal
income tax and
Massachusetts personal
income taxes by investing in
investment-grade municipal
securities under normal
conditions
FUND NUMBER: 070
TRADING SYMBOL: FDMMX
START DATE: November 10, 1983
SIZE: as of July 31, 1997,
more than $1.1 billion
MANAGER: Jonathan Short,
since April 1997; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1990
(checkmark)
JON SHORT ON THE STATE'S
FISCAL SITUATION:
"The strength of the
Massachusetts economy has
continued to bolster the
state's fiscal situation. Not
only are personal and
corporate tax revenues up,
but the state's recent tax cuts
have helped it to attract new
businesses. However, the
problems surrounding the `Big
Dig' have the potential to
detract from the state's
current fiscal health. Recently,
the federal General
Accounting Office set the cost
of the project at over $11
billion - well in excess of
original budget projections.
This development underscored
the need for the state to come
up with a plan to pay its share
of the project. Furthermore,
potential cutbacks in federal
support of highway projects
such as the `Big Dig' could
bring additional pressure on
the state's budget."

SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF JULY 31, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE SECTORS
                                    6 MONTHS AGO

General Obligation   27.9           26.2

Health Care          21.1           20.9

Water & Sewer        13.0           11.1

Education            9.9            11.7

Electric Revenue     6.2            5.6

AVERAGE YEARS TO MATURITY AS OF JULY 31, 1997
               6 MONTHS AGO

Years   14.3   15.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JULY 31, 1997
              6 MONTHS AGO

Years   6.7   6.9

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JULY 31, 1997 AS OF JANUARY 31, 1997
Aaa 36.6%
Aa, A 49.2%
Baa 8.7%
Non-rated 3.3%
Short-term
investments 2.2%
Aaa 31.2%
Aa, A 53.4%
Baa 9.9%
Non-rated 3.9%
Short-term
investments 1.6%

Row: 1, Col: 1, Value: 36.6
Row: 1, Col: 2, Value: 49.2
Row: 1, Col: 3, Value: 8.699999999999999
Row: 1, Col: 4, Value: 3.3
Row: 1, Col: 5, Value: 2.2
Row: 1, Col: 1, Value: 31.2
Row: 1, Col: 2, Value: 53.0
Row: 1, Col: 3, Value: 9.9
Row: 1, Col: 4, Value: 3.9
Row: 1, Col: 5, Value: 1.6
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE
AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

INVESTMENTS JULY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 97.8%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MASSACHUSETTS - 95.1%
Amherst Gen. Oblig.:
 6.50% 1/15/08  Aa $ 795,000 $ 869,531
 6.50% 1/15/09  Aa  770,000  838,338
 6.50% 1/15/10  Aa  750,000  815,625
Attleboro Gen. Oblig.:
 6% 10/1/03 (MBIA Insured)  Aaa  1,085,000  1,179,938
 6% 10/1/04 (MBIA Insured)  Aaa  1,085,000  1,185,363
 6% 10/1/05 (MBIA Insured)  Aaa  1,085,000  1,193,500
 6% 10/1/06 (MBIA Insured)  Aaa  1,085,000  1,200,281
 6% 10/1/07 (MBIA Insured)  Aaa  1,085,000  1,204,350
Barnstable Ind. Dev. Fing. Auth. Ind. Dev. Rev.
(Whitehall Pavilion Health Proj.)
10.125% 2/15/26 (FHA Guaranteed)  A  2,980,000  3,070,026
Bellingham Gen. Oblig.:
 7.50% 7/1/06
 (Pre-Refunded to 7/1/01 @ 103) (d)  A  310,000  354,950
 7.50% 7/1/07
 (Pre-Refunded to 7/1/01 @ 103) (d)  A  310,000  354,950
 7.50% 7/1/08
 (Pre-Refunded to 7/1/01 @ 103) (d)  A  310,000  354,950
 7.50% 7/1/09
 (Pre-Refunded to 7/1/01 @ 103) (d)  A  310,000  354,950
 7.50% 7/1/10
 (Pre-Refunded to 7/1/01 @ 103) (d)  A  310,000  354,950
 7.50% 7/1/11
 (Pre-Refunded to 7/1/01 @ 103) (d)  A  300,000  343,500
Boston Econ. Dev. & Ind. Corp.
(Boston Army Base 1983 Proj.)
6.25% 8/1/03 (LOC State Street
Bank & Trust Co.)  AA  4,440,000  4,573,378
Boston Gen. Oblig.:
 Series A, 7% 2/1/00 (AMBAC Insured)  Aaa  2,060,000  2,201,625
 10% 7/1/00 (MBIA Insured)  Aaa  1,000,000  1,157,500
Boston Hsg. Dev. Corp. Mtg. Rev. Rfdg. Series A,
5.15% 7/1/08 (MBIA Insured)
(FHA Guaranteed)  Aaa  3,145,000  3,176,450
Boston Ind. Dev. Rev.
(North End Commty. Nursing Home)
11.45% 3/15/25 (FHA Guaranteed)  AA  4,795,000  5,294,399
Boston Wtr. & Swr. Commission Rev. Gen. Sr.
Series A, 5.25% 11/1/19  A2  10,100,000  10,175,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Brockton Hsg. Dev. Corp. Multi-Family Hsg.
Rev. Rfdg. (Douglas House Proj.) Series 1992 A,
7.375% 9/1/24 (FNMA Coll.)  Aaa $ 8,215,000 $ 8,687,363
Chelsea School Proj. Loan Act 1948:
 6.50% 6/15/12 (AMBAC Insured)  Aaa  2,500,000  2,784,375
 6% 6/15/14 (AMBAC Insured)  Aaa  1,830,000  1,969,538
Dighton & Rehoboth Reg'l. School Dist.:
 5.40% 5/15/10 (AMBAC Insured)  Aaa  385,000  397,513
 5.40% 5/15/11 (AMBAC Insured)  Aaa  185,000  190,550
 5.40% 5/15/12 (AMBAC Insured)  Aaa  225,000  230,625
Granville Gen. Oblig.:
 7.30% 7/15/05 (MBIA Insured)  Aaa  145,000  172,369
 7.30% 7/15/06 (MBIA Insured)  Aaa  145,000  174,725
 7.30% 7/15/07 (MBIA Insured)  Aaa  140,000  170,625
 7.30% 7/15/08 (MBIA Insured)  Aaa  140,000  171,675
Halifax Gen. Oblig.:
 6.20% 6/1/10 (AMBAC Insured)  Aaa  325,000  359,125
 6.25% 6/1/11 (AMBAC Insured)  Aaa  325,000  359,125
 6.30% 6/1/12 (AMBAC Insured)  Aaa  325,000  360,344
 6.30% 6/1/13 (AMBAC Insured)  Aaa  325,000  360,344
Haverhill Rfdg. Series A:
 6.40% 9/1/03 (AMBAC Insured)  Aaa  1,600,000  1,750,000
 6.50% 9/1/04 (AMBAC Insured)  Aaa  1,595,000  1,744,531
Holyoke Gen. Oblig.:
 Series A:
  5.50% 6/15/04 (FSA Insured)  Aaa  1,255,000  1,331,869
  6% 6/15/05 (FSA Insured)  Aaa  1,350,000  1,483,313
  6% 6/15/06 (FSA Insured)  Aaa  1,300,000  1,436,500
  5.50% 6/15/16 (FSA Insured)  Aaa  2,100,000  2,168,250
 Series B:
  5.50% 6/15/04 (FSA Insured)  Aaa  2,015,000  2,138,419
  6% 6/16/06 (FSA Insured)  Aaa  1,400,000  1,547,000
Holyoke School Proj. Loan Act:
 7.35% 8/1/02  Baa  2,270,000  2,499,838
 7.65% 8/1/09  Baa  2,205,000  2,431,013
Leicester Gen. Oblig. Unltd. Tax:
 5% 1/15/11 (MBIA Insured)  Aaa  515,000  515,644
 5.10% 1/15/13 (MBIA Insured)  Aaa  305,000  306,144
 5.10% 1/15/14 (MBIA Insured)  Aaa  500,000  500,625
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Lowell Gen. Oblig.:
 Rfdg. Series A, 5.50% 1/15/10 (FSA Insured)  Aaa $ 2,000,000 $ 2,077,500
 Ltd. Tax:
  8% 1/15/00  Baa1  750,000  783,750
  6.25% 8/1/04 (AMBAC Insured)  Aaa  2,035,000  2,261,394
  6.25% 8/1/05 (AMBAC Insured)  Aaa  2,120,000  2,369,100
  5.80% 4/1/08 (FSA Insured)  Aaa  1,195,000  1,292,094
  8.40% 1/15/09  Aaa  1,250,000  1,439,063
  7.625% 2/15/10
  (Pre-Refunded to 2/15/01 @ 103) (d)  Aaa  1,650,000  1,883,063
Lowell Hsg. Dev. Corp. Multi-Family Rev.:
 Rfdg. Series A, 7.875% 11/1/24 (FNMA Coll.)  -  5,440,000  5,773,200
 7.875% 11/1/00 (FNMA Coll.)  -  525,000  551,250
Lynn Wtr. & Swr. Commission Rfdg.:
 5.35% 12/1/07 (FGIC Insured)  Aaa  760,000  797,050
 5.40% 12/1/08 (FGIC Insured)  Aaa  805,000  842,231
 5.45% 12/1/09 (FGIC Insured)  Aaa  850,000  886,125
 5.50% 12/1/10 (FGIC Insured)  Aaa  500,000  520,625
Massachusetts Bay Trans. Auth.:
 Rfdg. (Gen. Trans. Sys.) Series A:
  7% 3/1/08  A1  1,000,000  1,193,750
  5.50% 3/1/12  A1  4,350,000  4,594,688
  6.25% 3/1/12  A1  1,500,000  1,700,625
  7% 3/1/21  A1  1,500,000  1,876,875
 Rfdg. Series B:
  6% 3/1/12  A1  7,440,000  7,895,700
  6.20% 3/1/16  A1  27,500,000  30,937,500
  5.50% 3/1/21  A1  5,000,000  5,056,250
 (Gen. Trans. Sys.) Series A:
  5.50% 3/1/04 (FGIC Insured)  Aaa  2,000,000  2,115,000
  6.25% 3/1/05  A1  2,780,000  3,089,275
  5.70% 3/1/09  A1  5,000,000  5,418,750
  5.80% 3/1/11  A1  6,435,000  7,006,106
  6% 3/1/11 (FGIC Insured)  Aaa  5,660,000  6,134,025
  5.80% 3/1/12  A1  3,000,000  3,262,500
Massachusetts Gen. Oblig.:
 (Massachusetts State College Bldg. Auth. Proj.)
 7.50% 5/1/05  A1  3,000,000  3,581,250
 Rfdg:
  Series A:
   6.25% 7/1/02  A1  18,565,000  20,119,819
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Gen. Oblig.: - continued
 Rfdg: - continued
  Series A: - continued
   6.25% 7/1/03  A1 $ 18,500,000 $ 20,257,500
   6.25% 7/1/04  A1  9,300,000  10,253,250
   6% 7/1/05 (AMBAC Insured)  Aaa  4,000,000  4,385,000
   5.25% 2/1/08  A1  5,000,000  5,150,000
   5% 3/1/08 (AMBAC Insured)  Aaa  15,000,000  15,337,500
  Series B:
   5.40% 11/1/06  A1  3,750,000  3,970,313
   6.50% 8/1/08  A1  9,500,000  10,996,250
 (Consolidated Loan):
  Series A:
   7.50% 6/1/04  A1  4,830,000  5,614,875
   5.40% 11/1/06  A1  1,000,000  1,058,750
  Series B:
   0% 6/1/99  A1  2,000,000  1,855,000
   0% 7/1/02  A1  12,250,000  9,876,563
   5.75% 6/1/16
   (Pre-Refunded to 6/1/06 @ 101) (d)  A1  16,820,000  18,438,925
  Series C:
   7.25% 12/1/00 (FGIC Insured)
   (Pre-Refunded to 12/1/98 @ 102) (d)  Aaa  2,000,000  2,115,000
   0% 12/1/05  A1  6,500,000  4,428,125
  Series D:
   6.875% 7/1/10
   (Pre-Refunded to 7/1/01 @ 102) (d)  Aaa  1,000,000  1,116,250
   6% 7/1/12
   (Pre-Refunded to 7/1/01 @ 100) (d)  Aaa  3,240,000  3,454,650
   6% 7/1/12  A1  1,460,000  1,514,750
 Series E:
  5.75% 7/1/07 (AMBAC Insured) (c)  Aaa  3,365,000  3,575,313
  5.85% 7/1/08 (AMBAC Insured) (c)  Aaa  5,000,000  5,312,500
Massachusetts Health & Edl. Facs. Auth. Rev.:
 Rfdg.:
  (Baystate Medical Center) Series D
  5% 7/1/12 (FGIC Insured)  Aaa  6,250,000  6,250,000
  (Boston College) Series K:
   5.375% 6/1/14  A1  10,445,000  10,810,575
   5.25% 6/1/10  A1  3,025,000  3,123,313
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Health & Edl. Facs. Auth. Rev.: - continued
 Rfdg.: - continued
  (Emerson Hospital) Series D, 5.70%
  8/15/12 (FSA Insured)  Aaa $ 9,475,000 $ 9,901,375
  (Harvard University) Series P:
   6.5% 11/1/05  Aaa  1,000,000  1,148,750
   5.60% 11/1/14  Aaa  1,000,000  1,050,000
   5.625% 11/1/28  Aaa  1,500,000  1,560,000
  (Massachusetts Gen. Hosp.)
  Series F, 6.25% 7/1/12 (AMBAC Insured)  Aaa  3,250,000  3,676,563
  (Morton Hosp. & Medical Ctr.) Series B,
  5.25% 7/1/08 (Connie Lee Insured)  Aaa  2,800,000  2,887,500
  (Newton-Wellesley Hosp.) Series G:
   6% 7/1/12 (MBIA Insured)  Aaa  4,070,000  4,456,650
   6.125% 7/1/15 (MBIA Insured)  Aaa  4,500,000  4,916,250
  (Wheaton College) Series C:
   5.125% 7/1/09  A  1,130,000  1,142,713
   5.25% 7/1/14  A  2,655,000  2,688,188
   5.25% 7/1/19  A  2,000,000  2,000,000
 (Anna Jaques Hosp.) Series B:
  5.90% 10/1/99  Baa1  930,000  948,600
  6% 10/1/00  Baa1  985,000  1,013,319
  6.875% 10/1/12  Baa1  3,250,000  3,461,250
 (Baystate Medical Ctr.):
  Series D, 5.50% 7/1/16 (FGIC Insured)  Aaa  6,400,000  6,464,000
  Series E:
   6% 7/1/04 (FSA Insured)  Aaa  1,290,000  1,398,038
   6% 7/1/05 (FSA Insured)  Aaa  1,385,000  1,509,650
   6% 7/1/06 (FSA Insured)  Aaa  1,425,000  1,562,156
 (Blood Research Institute) Series A,
 6.50% 2/1/22  -  15,310,000  16,496,525
 (Cape Cod Health Sys.) Series A,
 5.25% 11/15/13 (Connie Lee Insured)  Aaa  3,500,000  3,526,250
 (Dana Farber Cancer Proj.) Series G-1:
  6.25% 12/1/14  A1  3,000,000  3,288,750
  5.50% 12/1/27  A1  22,625,000  22,709,844
 (Emerson Hosp.) Series C, 8% 7/1/18
 (Pre-Refunded to 7/1/00 @ 102) (d)  Baa1  21,755,000  24,474,375
 (Fairview Extended Care) Series B,
 4.55% 7/14/02 (MBIA Insured)
 LOC BankBoston, N.A  Aaa  6,700,000  6,700,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Health & Edl. Facs. Auth. Rev.: - continued
 (Falmouth Hosp.) Series C, 5.50% 7/1/08
 (MBIA Insured)  Aaa $ 1,000,000 $ 1,052,500
 (Faulkner Hosp.) Series C:
  6% 7/1/13  Baa1  9,745,000  10,012,988
  6% 7/1/23  Baa1  6,010,000  6,100,150
 (Hebrew Rehabilitation Ctr. for Aged)
 Series B, 7.375% 7/1/17  A  14,000,000  14,517,440
 (Lahey Hitchcock Clinic Medical Ctr.) Series B,
 5.25% 7/1/10 (MBIA Insured)  Aaa  14,120,000  14,508,300
 (Lowell Gen. Hosp.) Series A:
  8.25% 6/1/00 (Escrowed to Maturity) (d)  A3  1,915,000  2,049,050
  8.40% 6/1/11
  (Pre-Refunded to 6/1/01 @ 102) (d)  A3  2,565,000  2,991,431
 (Medical, Academic, & Scientific Cmnty.
 Organizations) Series A, 6.625% 1/1/15  A-  4,150,000  4,518,313
 (Medical Ctr. of Central Massachusetts) Series B,
 9.03% 6/23/22 (AMBAC Insured) INFL (f)  Aaa  10,000,000  12,337,500
 (Mount Auburn Hosp.) Series B-1:
  6.25% 8/15/14 (MBIA Insured)  Aaa  1,250,000  1,371,875
  6.30% 8/15/24 (MBIA Insured)  Aaa  5,000,000  5,425,000
 (New England Medical Ctr) Series G,
 5.375% 7/1/24 (MBIA Insured)  Aaa  1,200,000  1,207,500
 (Notre Dame Health Care Ctr.) Series A:
  7.25% 10/1/01  -  595,000  633,675
  7.875% 10/1/22  -  5,000,000  5,356,250
 (Simmons College) Series B,
 7.50% 10/1/20  Baa1  6,190,000  6,754,838
 (Tufts Univ.) 6.69% 8/15/18
 (FGIC Insured) INFL (f)  Aaa  7,900,000  8,107,375
 (Williams College) Series F:
  5.75% 7/1/19  Aa1  3,000,000  3,127,500
  5.50% 7/1/26  Aa1  5,165,000  5,261,844
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
 (Single Family Hsg.):
  Rfdg. Series A, 6% 12/1/13 (MBIA Insured)  Aaa  5,680,000  5,921,400
  Series 3, 7.30% 6/1/14  Aa  6,000,000  6,132,240
  Series 8, 7.70% 6/1/17  Aa  500,000  522,500
  Series 10, 7.70% 12/1/17  Aa  660,000  692,175
  Series 29, 6.75% 6/1/26  Aa  2,700,000  2,902,500
  Series 40, 6.60% 12/1/24 (c)  Aa  19,550,000  20,771,875
  Series 40, 6.65% 12/1/27 (c)  Aa  7,000,000  7,463,750
  Series 53, 5.20% 12/1/21 (MBIA Insured) (c)  Aaa  1,770,000  1,803,188
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Rev.:
 Rfdg.:
  (Boston Edison Co. Proj.) Series A,
  5.75% 2/1/14  Baa2 $ 8,000,000 $ 8,210,000
  (Chelsea Jewish Nursing Home) Series A,
  11.15% 2/15/25 (FHA Guaranteed)  A-  3,520,000  3,877,350
  (Framingham Union Hosp.)
  Series A, 8.25% 7/1/00
   (Pre-Refunded to 7/1/98 @ 102) (d)  Aaa  1,905,000  2,019,110
  Lesley College Proj.) Series A, 6.30%
  7/1/15 (Connie Lee Insured)  Aaa  2,525,000  2,736,469
  (Milton Academy) Series B, 5.25%
  9/1/19 (MBIA Insured)  Aaa  2,500,000  2,509,375
  (Museum of Fine Arts Boston):
   5% 1/1/01 (MBIA Insured)  Aaa  2,800,000  2,873,500
   5.125% 1/1/04 (MBIA Insured)  Aaa  1,150,000  1,194,563
   5.375% 1/1/05 (MBIA Insured)  Aaa  1,750,000  1,850,625
  (Springfield College):
   5.25% 9/15/03  Baa1  755,000  767,269
   5.25% 9/15/04  Baa1  885,000  896,063
   5.35% 9/15/05  Baa1  930,000  943,950
   5.625% 9/15/10  Baa1  1,000,000  998,750
  (Worcester Polytechnic Institute):
   5.75% 9/1/05 (MBIA Insured)  Aaa  1,340,000  1,460,600
   5.75% 9/1/06 (MBIA Insured)  Aaa  1,415,000  1,549,425
   5.75% 9/1/07 (MBIA Insured)  Aaa  1,500,000  1,648,125
   5.75% 9/1/08 (MBIA Insured)  Aaa  1,585,000  1,739,538
 (Atlanticare Med. Ctr.):
  Series A, 10.125% 11/1/14  -  1,900,000  2,042,500
  Series B, 10.125% 11/1/14  -  8,200,000  8,815,000
 (Babson College) Series A:
  5.60% 10/1/06 (MBIA Insured)  Aaa  515,000  559,419
  5.70% 11/1/07 (MBIA Insured)  Aaa  545,000  595,413
 (Concord Academy) 6.90% 9/1/21
 (FSA Insured)  Aaa  1,370,000  1,507,000
 (Leominster Hosp.) Series A, 8.375% 8/1/99
 (Escrowed to Maturity) (d)  -  2,500,000  2,612,500
 (Massachusetts Biomedical/Mass. Gen. Hosp.):
  Series A-1, 0% 8/1/02  A1  3,650,000  2,910,875
  Series A-2:
   0% 8/1/03  A1  1,000,000  760,000
   0% 8/1/05  A1  24,600,000  16,851,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Rev.: - continued
 (Massachusetts Biomedical/Mass. Gen. Hosp.): - continued
  Series A-2: - continued
   0% 8/1/07  A $ 25,000,000 $ 15,281,250
   0% 8/1/08  A  15,000,000  8,643,750
 (Whitehead Institute Biomedical Research)
 5.125% 7/1/26  Aa2  14,600,000  14,271,500
Massachusetts Muni. Wholesale Elec. Co.
Pwr. Supply Sys. Rev.:
  Rfdg. Series A:
   5.10% 7/1/08 (AMBAC Insured)  Aaa  1,000,000  1,031,250
   6.75% 7/1/08  Baa2  3,000,000  3,247,500
   6% 7/1/18 (MBIA Insured)  Aaa  10,000,000  10,325,000
  Rfdg. Series B:
   6.50% 7/1/02 (MBIA Insured)  Aaa  2,000,000  2,190,000
   6.625% 7/1/04  Baa2  4,675,000  5,113,281
   6.75% 7/1/08  Baa2  2,000,000  2,165,000
  Series B, 6.75% 7/1/17  Baa2  9,050,000  9,751,375
  Series C, 6.625% 7/1/18 (MBIA Insured)  Aaa  10,000,000  10,950,000
  Series D, 6% 7/1/06  Baa2  1,000,000  1,060,000
  Series E, 6% 7/1/06  Baa2  1,640,000  1,738,400
Massachusetts Port. Auth. Rev.:
 Rfdg.:
  7.125% 7/1/12  Aa3  2,490,000  2,537,609
  Series A:
   5.50% 7/1/09  Aa3  3,160,000  3,258,750
   5% 7/1/13  Aa3  8,835,000  8,713,519
 6% 7/1/03  Aaa  1,000,000  1,085,000
 6% 7/1/04  Aaa  1,390,000  1,516,726
 5.625% 7/1/12 (Escrowed to Maturity) (d)  Aaa  1,900,000  1,983,125
Massachusetts Spl. Oblig. Rev.:
 (Gas Tax) Series A, 6% 6/1/13  A1  17,695,000  18,402,800
 Series A:
  7% 6/1/02  A1  3,050,000  3,389,313
  5.20% 6/1/07 (AMBAC Insured)  Aaa  6,950,000  7,306,188
  5.80% 6/1/14  A1  4,185,000  4,352,400
Massachusetts Tpk. Auth. Tpk. Rev. Rfdg. Series A:
 5% 1/1/13  A1  3,000,000  2,940,000
 5.125% 1/1/23 (FGIC Insured)  Aaa  11,700,000  11,480,625
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Wtr. Poll. Abatement Trust Rev.:
 (Poll. Pooled Loan Prog.):
  Series 1:
   5.30% 2/1/05  Aa1 $ 1,000,000 $ 1,051,250
   5.40% 2/1/06  Aa1  2,175,000  2,291,906
   5.40% 8/1/06  Aa1  2,230,000  2,349,863
   5.45% 2/1/07  Aa1  2,000,000  2,100,000
  Series 3:
   5.40% 2/1/06  Aaa  3,000,000  3,296,250
   5.45% 2/1/07  Aaa  4,795,000  5,298,475
   5.40% 2/1/10  Aaa  1,700,000  1,780,750
   5.50% 2/1/13  Aaa  6,715,000  6,991,994
  Series A:
   6% 8/1/02  Aa  3,255,000  3,511,331
   6% 8/1/03  Aa  3,450,000  3,738,938
   6% 8/1/04  Aa  3,670,000  4,027,825
   6% 8/1/05  Aa  1,500,000  1,653,750
Massachusetts Wtr. Resources Auth.:
 Rfdg. Series B:
  6.25% 11/1/10  A  3,605,000  3,879,881
  5% 3/1/22  A  13,000,000  12,447,500
 Rfdg. Series C, 6% 12/1/11  A  2,000,000  2,205,000
 Series A:
  0% 4/1/06 (MBIA Insured)  Aaa  10,000,000  6,725,000
  6.50% 7/15/07  A  6,000,000  6,870,000
  6.50% 7/15/09  A  4,750,000  5,486,250
  5.80% 8/1/11 (MBIA Insured)  Aaa  2,740,000  2,921,525
  7.625% 4/1/14
  (Pre-Refunded to 4/1/00 @ 102) (d)  Aaa  1,000,000  1,108,750
  6.5% 7/15/19  A  16,960,000  19,885,600
  6.50% 7/15/21
  (Pre-Refunded to 7/15/02 @ 102) (d)  Aaa  1,600,000  1,792,000
 Series A:
  5.875% 11/1/04  A  1,975,000  2,133,000
  6% 11/1/08  A  4,500,000  4,820,625
  5% 7/15/22  A  2,000,000  2,010,000
  4.75% 12/1/23  A  13,000,000  11,895,000
Mendon Upton Reg. School Dist.:
 5% 6/1/08 (FGIC Insured)  Aaa  1,215,000  1,251,450
 5.125% 6/1/09 (FGIC Insured)  Aaa  1,285,000  1,328,369
 5.125% 6/1/10 (FGIC Insured)  Aaa  1,355,000  1,388,875
 5.25% 6/1/11 (FGIC Insured)  Aaa  1,435,000  1,479,844
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Monson Gen. Oblig. Rfdg. 5.50% 10/15/10
(MBIA Insured)  Aaa $ 1,080,000 $ 1,144,800
Nantucket Island Bank Rfdg. Series E,
7.25% 7/1/19  A  6,175,000  6,838,813
Nantucket Island Gen. Oblig.:
 5.50% 7/15/08 (MBIA Insured)  Aaa  1,375,000  1,467,813
 5.50% 7/15/09 (MBIA Insured)  Aaa  1,465,000  1,560,225
New England Edl. Loan Marketing Corp.
 Rfdg. (Massachusetts Student Loan):
  Series A, 5.80% 3/1/02  Aaa  32,000,000  33,760,000
  Series A, 5.70% 7/1/05 (c)(e)  A1  4,750,000  4,957,813
North Attleborough Gen. Oblig. Ltd. Tax Rfdg.
5.25% 11/1/13 (AMBAC Insured)  Aaa  1,000,000  1,015,000
Pentucket Reg'l. School Dist.:
 5.10% 2/15/12 (MBIA Insured)  Aaa  220,000  221,100
 5.10% 2/15/13 (MBIA Insured)  Aaa  530,000  531,325
 5.10% 2/15/13 (MBIA Insured)  Aaa  575,000  576,438
 5.10% 2/15/14 (MBIA Insured)  Aaa  525,000  523,688
Plymouth County Ctfs. of Prtn. Series A,
7% 4/1/22  -  10,995,000  12,204,450
Quincy Rev. Rfdg. (Quincy Hosp.):
 5.30% 1/15/11 (FSA Insured)  Aaa  11,400,000  11,414,250
 5.25% 1/15/16 (FSA Insured)  Aaa  2,000,000  2,007,500
South Essex Swr. Dist. Gen. Oblig.:
 Series A:
  6% 6/15/03 (MBIA Insured)  Aaa  2,390,000  2,605,100
  6% 6/15/04 (MBIA Insured)  Aaa  2,375,000  2,606,563
  6% 6/15/05 (MBIA Insured)  Aaa  1,175,000  1,295,438
  6% 6/15/06 (MBIA Insured)  Aaa  2,305,000  2,547,025
 8.75% 12/1/01
 (Pre-Refunded to 12/1/00 @ 103) (d)  Baa1  425,000  496,719
 8.75% 12/1/02
 (Pre-Refunded to 12/1/00 @ 103) (d)  Baa1  425,000  496,719
 8.75% 12/1/03
 (Pre-Refunded to 12/1/00 @ 103) (d)  Baa1  400,000  467,500
 7% 6/1/04 (MBIA Insured)
 (Pre-Refunded to 6/1/04 @ 102) (d)  Aaa  1,000,000  1,172,500
 8.75% 12/1/04
 (Pre-Refunded to 12/1/00 @ 103) (d)  Baa1  400,000  467,500
 8.75% 12/1/05
 (Pre-Refunded to 12/1/00 @ 103) (d)  Baa1  400,000  467,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Southern Berkshire Reg'l. School Dist.
7% 4/15/11 (MBIA Insured)
(Pre-Refunded to 4/15/03 @100) (d)(e)  Aaa $ 4,000,000 $ 4,555,000
Taunton Elec. Gen. Oblig.:
 8% 2/1/00  A3  1,000,000  1,085,000
 8% 2/1/05  A3  1,000,000  1,207,500
Taunton Ind. Dev. Fing. Auth Dev. Rev. Rfdg.
(Pepsi Cola Metro Bottle Co. Proj.)
5.65% 8/1/12  A1  2,400,000  2,496,000
Tewksbury Gen. Oblig.:
 7.20% 6/1/05  A2  350,000  397,688
 7.20% 6/1/06  A2  150,000  172,125
Tewksbury Gen. Oblig. Various Purp. Unltd. Tax:
 9.60% 12/15/98  A2  595,000  635,906
 9.60% 12/15/99  A2  595,000  661,938
 9.60% 12/15/00  A2  210,000  242,288
 9.60% 12/15/01  A2  210,000  249,900
 9.60% 12/15/02  A2  210,000  256,725
Westfield Muni. Purp. Loan:
 5% 9/1/10 (FSA Insured)  Aaa  745,000  752,450
 5% 9/1/11 (FSA Insured)  Aaa  640,000  642,400
 5% 9/1/12 (FSA Insured)  Aaa  745,000  745,931
 5% 9/1/13 (FSA Insured)  Aaa  750,000  748,125
Winchedon Gen. Oblig. 6.05% 3/15/12
(AMBAC Insured)  Aaa  1,275,000  1,369,031
Woods Hole, Martha's Vineyard & Nantucket
(Massachusetts Steamship Auth.) Rfdg.
Series A, 5.125% 3/1/11  A1  1,100,000  1,105,500
Worcester Gen. Oblig. Rfdg. Series G, 5.50%
7/1/03 (MBIA Insured)  Aaa  3,430,000  3,631,489
  1,095,557,165
PUERTO RICO - 2.7 %
Puerto Rico Commonwealth Gen. Oblig. 3%
7/1/06 (MBIA Insured)  Aaa  10,000,000  8,962,500
Puerto Rico Commonwealth Hwy. & Trans. Auth.
Hwy. Rev.:
  Series S, 6.50% 7/1/02
  (Pre-Refunded to 7/1/02 @ 101.50) (d)  Baa1  2,500,000  2,800,000
  Series T, 6.50%  7/1/02
  (Pre-Refunded to 7/1/02 @ 101.50) (d)  Baa1  1,540,000  1,724,800
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Rfdg.:
 Series W, 6.50% 7/1/05 (MBIA Insured)  Aaa  9,410,000  10,774,450
 Series Y, 6.50% 7/1/06 (MBIA Insured)  Aaa  4,000,000  4,625,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
PUERTO RICO - CONTINUED
Puerto Rico Indl. Medical & Environmental Poll.
Ctl. Facs. Fing. Auth. Rev. (Motorola, Inc. Proj.)
Series A, 6.75% 1/1/14  Aa3 $ 1,500,000 $ 1,659,375
  30,546,125
TOTAL MUNICIPAL BONDS
(Cost $1,051,811,176)   1,126,103,290
MUNICIPAL NOTES - 2.2% (B)
MASSACHUSETTS - 2.2%
Boston Wtr. & Swr. Commission Rev.
Series 1994-A, 3.90%,
LOC State Street Bank & Trust Co, VRDN VMIG 1 2,600,000 2,600,000 Massachusetts Health & Edl. Facs. Auth. Rev.:
 (Amherst College) Series F, 4.20%, VRDN VMIG 1 1,500,000 1,500,000 (Boston Univ.) Series H, 3.85% 8/19/97,
 LOC Landesbank Hessen-Thuringen, VRDN  P-1  1,000,000  1,000,000
 (Harvard University) Series P, 3.75%, VRDN    1,000,000  1,000,000
 (Cap. Asset Prog.):
  Series B, 3.50%, (MBIA Insured)
  (BPA Credit Suisse) VRDN  VMIG 1  1,800,000  1,800,000
  Series 1985 D, 3.65%, (MBIA Insured)
  (BPA Credit Suisse) VRDN  VMIG 1  6,900,000  6,900,000
  Series E, 3.75%, LOC Sanwa Bank,
  LOC First National Bank Chicago, VRDN VMIG 1 3,500,000 3,500,000 Massachusetts Port Auth. Rev. Rfdg. Series B,
3.65% (LOC Landesbank Hessen-Thuringen)
VRDN   VMIG 1  2,300,000  2,300,000
Massachusetts Wtr. Resources Auth. Multi-Modal
Subordinated Gen. Rev. Series 1997-B
(AMBAC Insured) (Liquidity Facility Bank of
Nova Scotia) VRDN  VMIG 1  4,600,000  4,600,000
TOTAL MUNICIPAL NOTES
(Cost $25,200,000)   25,200,000
TOTAL INVESTMENTS - 100%
(Cost $1,077,011,176)  $ 1,151,303,290
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
SOLD
125 Municipal Bond Contracts   Sept. 1997 $ 15,269,531 $ (501,134)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.3%.
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
INFL - Inverse Floating Rate Security
VRDN - Variable Rate Demand Notes
LEGEND
5. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
6. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
7. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
8. Security collateralized by an amount sufficient to pay interest and principal.
9. A portion of the Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $517,466.
10. Coupon is inversely indexed to a floating interest rate. The price will be more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows :
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 77.6% AAA, AA, A 80.3%
Baa 8.7% BBB  4.9%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by either S&P or Moody's amounted to 3.1%. FMR has determined that unrated debt securities that are lower quality account for 0.9% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  27.9%
Health Care   21.1
Water and Sewer   13.0
Education  9.9
Electric Revenue  6.2
Housing  5.6
Others (individually less than 5%)   16.3
TOTAL  100.0%
INCOME TAX INFORMATION
At July 31, 1997, the aggregate cost of investment securities for income tax purposes was $1,077,044,815. Net unrealized appreciation aggregated $74,258,475, of which $74,816,140 related to appreciated investment securities and $557,665 related to depreciated investment securities.
At January 31, 1997, the fund was required to defer approximately $7,166,000 of losses on futures contracts.
At January 31, 1997, the fund had a capital loss carryforward of approximately $5,993,000 all of which will expire on January 31, 2004. SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $1,077,011,176)                   $ 1,151,303,290
- See accompanying schedule

Cash                                                                        1,210,882

Receivable for investments sold                                             2,789,244

Interest receivable                                                         13,467,299

 TOTAL ASSETS                                                               1,168,770,715

LIABILITIES

Payable for investments purchased                            $ 9,327,827

Distributions payable                                         1,153,100

Accrued management fee                                        368,405

Payable for daily variation on futures contracts              11,719

Other payables and accrued expenses                           169,931

 TOTAL LIABILITIES                                                          11,030,982

NET ASSETS                                                                 $ 1,157,739,733

Net Assets consist of:

Paid in capital                                                            $ 1,096,436,636

Accumulated undistributed net realized gain (loss) on                       (12,487,883)
investments

Net unrealized appreciation (depreciation) on investments                   73,790,980

NET ASSETS, for 98,123,484 shares outstanding                              $ 1,157,739,733

NET ASSET VALUE, offering price and redemption price                        $11.80
per share ($1,157,739,733 (divided by) 98,123,484 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JULY 31, 1997 (UNAUDITED)

INTEREST INCOME                                                           $ 32,234,023

EXPENSES

Management fee                                             $ 2,197,480

Transfer agent, accounting and custodian fees               790,049
and expenses

Non-interested trustees' compensation                       2,407

Registration fees                                           13,323

Audit                                                       19,108

Legal                                                       3,501

Miscellaneous                                               359

 Total expenses before reductions                           3,026,227

 Expense reductions                                         (11,498)       3,014,729

NET INTEREST INCOME                                                        29,219,294

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      2,530,058

 Futures contracts                                          (1,838,684)    691,374

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      35,744,934

 Futures contracts                                          (473,282)      35,271,652

NET GAIN (LOSS)                                                            35,963,026

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 65,182,320
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS        YEAR ENDED
                                                         ENDED JULY 31,    JANUARY 31,
                                                         1997              1997
                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 29,219,294      $ 59,360,679
Net interest income

 Net realized gain (loss)                                 691,374           2,084,824

 Change in net unrealized appreciation (depreciation)     35,271,652        (29,165,207)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          65,182,320        32,280,296
FROM OPERATIONS

Distributions to shareholders                             (29,219,294)      (59,360,679)
From net interest income

 From net realized gain                                   -                 (397,849)

 TOTAL DISTRIBUTIONS                                      (29,219,294)      (59,758,528)

Share transactions                                        109,640,137       217,181,484
Net proceeds from sales of shares

 Reinvestment of distributions                            22,289,005        45,372,188

 Cost of shares redeemed                                  (138,003,169)     (277,432,129)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (6,074,027)       (14,878,457)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 29,888,999        (42,356,689)

NET ASSETS

 Beginning of period                                      1,127,850,734     1,170,207,423

 End of period                                           $ 1,157,739,733   $ 1,127,850,734

OTHER INFORMATION
Shares

 Sold                                                     9,555,172         19,127,456

 Issued in reinvestment of distributions                  1,942,510         3,997,722

 Redeemed                                                 (12,056,675)      (24,478,328)

 Net increase (decrease)                                  (558,993)         (1,353,150)




 FINANCIAL HIGHLIGHTS    SIX MONTHS      YEARS ENDED JANUARY 31,                          SIX MONTHS    YEAR ENDED
                         ENDED                                                            ENDED         JULY 31,
                         JULY 31, 1997                                                    JANUARY 31,

                         (UNAUDITED)     1997                      1996   1995   1994 C   1993          1992





SELECTED PER-SHARE DATA

Net asset value,
 beginning of period             $ 11.430      $ 11.700      $ 10.800      $ 12.210      $ 11.750      $ 11.860      $ 11.320

Income from Investment Operations .298          .605          .652          .700          .714          .364          .735
Net interest income

 Net realized and unrealized
 gain (loss)                      .370          (.266)        .902          (1.180)       .720          (.040)        .620

 Total from investment operations .668          .339          1.554         (.480)        1.434         .324          1.355

Less Distributions

 From net interest income         (.298)        (.605)        (.654) E      (.700)        (.714)        (.364)        (.735)

 From net realized gain           -             (.004)        -             (.230)        (.230)        (.070)        (.080)

 In excess of net realized gain   -             -             -             -             (.030)        -             -

 Total distributions              (.298)        (.609)        (.654)        (.930)        (.974)        (.434)        (.815)

Net asset value, end of period    $ 11.800      $ 11.430      $ 11.700      $ 10.800      $ 12.210      $ 11.750      $ 11.860

TOTAL RETURN B                    5.95%         3.06%         14.76%        (3.79)%       12.57%        2.83%         12.48%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period
 (000 omitted)                    $ 1,157,740   $ 1,127,851   $ 1,170,207   $ 1,036,181   $ 1,387,410   $ 1,262,596   $ 1,235,407

Ratio of expenses to average
 net assets                       .55% A        .56%          .55%          .54%          .54%          .55% A        .57%

Ratio of expenses to average
 net assets after                 .55% A        .56%          .54%          .54%          .54%          .55% A        .57%
expense reductions                                            D

Ratio of net interest income
 to average net                   5.30% A       5.29%         5.80%         6.29%         5.93%         6.19% A       6.43%
assets

Portfolio turnover rate           22% A         44%           33%           22%           40%           42% A         18%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C EFFECTIVE FEBRUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT
COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
E THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1997    PAST 6   PAST 1   PAST 5   PAST 10
                               MONTHS   YEAR     YEARS    YEARS

Fidelity                       1.52%    3.03%    13.25%   41.74%
Massachusetts Municipal
Money Market

Massachusetts Tax-Free         1.50%    3.00%    13.72%   43.02%
 Money Market Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts tax-free money market funds average, which reflects the performance of 11 Massachusetts tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past six months.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1997          PAST 1   PAST 5   PAST 10
                                     YEAR     YEARS    YEARS

Fidelity                             3.03%    2.52%    3.55%
Massachusetts Municipal
Money Market

Massachusetts Tax-Free               3.00%    2.61%    3.64%
 Money Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                             8/4/97   4/28/97   2/3/97   10/28/96   7/29/96



Massachusetts Municipal      3.09%    3.45%     2.90%    3.02%      2.96%
Money Market



Massachusetts                3.04%    3.45%     2.89%    2.93%      2.92%
Tax-Free Money Market
Funds Average



Massachusetts Municipal      5.48%    6.13%     5.15%    5.36%      5.26%
Money Market Tax-equivalen
t





YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's seven-day yield at quarterly intervals over the past year. You can compare these yields to the Massachusetts tax-free money market funds average as tracked by IBC Financial Data, Inc., or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1997 federal and state income tax rate of 43.68%, but does not reflect payment of the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free
investments are usually lower
than yields on taxable
investments. However, a
straight comparison between
the two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the
yield you'd have to earn on a
similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind
that the U.S. Government
neither insures nor guarantees
a money market fund, and
there is no assurance that a
money market fund will
maintain a $1 share price.
(checkmark)
FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Tanya Roy became Portfolio Manager of Fidelity Massachusetts Municipal Money Market Fund on June 1, 1997.
Q. TANYA, WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX MONTHS?
A. While the Federal Reserve Board in mid-1996 had indicated its bias toward raising short-term interest rates to slow economic growth and head off inflation, it had not acted by early 1997 and the market became complacent with the steady Fed policy. That sentiment changed in late February, however, after Fed Chairman Alan Greenspan's semiannual Humphrey-Hawkins testimony before Congress. Greenspan explained his concerns that low unemployment might exert upward pressure on the economy's core inflation. More importantly, he mentioned the possibility that the Fed might raise the rate banks charge each other for overnight loans - known as the fed funds target rate - from the 5.25% level it had maintained since January 1996. The reason behind such a move would be to raise rates to curb inflation before it passed through to the consumer. Shortly after Greenspan's remarks, data for February showed an additional 293,000 non-farm jobs had been added to the economy, lowering unemployment to 5.3%. Interest rates rose as the Fed's March 25 Open Market Committee meeting approached and fears intensified that there would be a shift in Fed policy. At that meeting, the Fed raised the fed funds target rate by 0.25% to 5.50% as expected.
Q. HOW HAS THE ECONOMY PERFORMED SINCE THE FED'S MARCH MEETING?
A. First quarter 1997 data pointed to continued economic strength, with gross domestic product growing at a stronger-than-expected annual rate of nearly 5%. In addition, unemployment fell in April to 4.9%, the lowest level since 1973. Since then, economic data showed signs of weakening somewhat during the second quarter. Perhaps more importantly, inflation continued to remain in check. In fact, in the first half of the year there were six consecutive monthly drops in the producer price index, and the first half of the year's consumer price index was the lowest in 10 years. Because of this backdrop, the Fed chose not to change the fed funds target rate at its latest meeting in early July.
Q. WHAT WAS THE FUND'S STRATEGY DURING THE PERIOD?
A. The fund's average maturity was 46 days at the end of the period. Given the strong first quarter economic data that was released throughout the spring, the fund's average maturity declined in anticipation of higher interest rates. Attractive opportunities appeared in very-short-term securities, including variable-rate demand notes (VRDNs) and commercial paper. VRDNs are variable-rate securities that can be redeemed on short notice, typically in one or seven days. Commercial paper is a promissory note sold by tax-exempt issuers such as electric utilities to finance capital needs, usually with a maturity of one to three months. For several weeks, the average yield on VRDNs was equal to or in some cases even higher than the yield on one-year notes. This situation enabled the fund to buy attractive-yielding instruments without taking on the added risk of buying one-year notes. At the end of the period, yields reverted to a more historically normal relationship - with longer-term securities offering higher yields than short-term notes. This came as a result of strong reinvestment demand in the shorter end of the market that led to a drop in the yields on VRDNs and commercial paper.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on July 31, 1997, was 3.12%, compared to 2.89% six months ago. The latest yield was the equivalent of a taxable yield of 5.54% for Massachusetts investors in the 43.68% combined federal and state tax bracket. The fund's total return during the six-month period was 1.52%. That beat the total return of 1.50% for the Massachusetts tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. Should the economy continue to exhibit healthy growth in the third and fourth quarters of 1997, renewed inflation pressures could result, leading to higher interest rates. Given this risk, I expect to manage the fund to be able to take advantage of higher rates over the next six to 12 months. I also expect to find opportunities in the market by taking advantage of aberrations caused by technical factors, such as supply and demand imbalances, seasonal factors and corporate buying trends, among others. These factors can play out in a day, a week or over several months, and are an important part of my ongoing strategy.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income for Massachusetts
residents while maintaining
a stable $1.00 share price
FUND NUMBER: 074
TRADING SYMBOL: FDMXX
START DATE: November 11, 1983
SIZE: as of July 31, 1997,
more than $1.0 billion
MANAGER: Tanya Roy, since
June 1997; manager, various
Fidelity and Spartan
municipal money market
funds; joined Fidelity in 1989
(checkmark)

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
 DAYS       % OF FUND    % OF FUND    % OF FUND
            ASSETS       ASSETS       ASSETS 7/31/96
            7/31/97      1/31/97

  0 - 30    70           70           73

 31 - 90    16           11           8

 91 - 180   4            9            2

181 - 397   10           10           17

WEIGHTED AVERAGE MATURITY
                          7/31/97   1/31/97   7/31/96

Massachusetts Municipal   46 days   51 days   60 days
Money Market

Massachusetts Tax-Free    47 days   50 days   58 days
Money Market Funds
Average *

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JULY 31, 1997  AS OF JANUARY 31, 1997
Row: 1, Col: 1, Value: 1.0
Row: 1, Col: 2, Value: 22.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 16.0
Row: 1, Col: 5, Value: 59.0
Variable rate demand
notes (VRDNs) 47%
Commercial paper 26%
Tender bonds 3%
Municipal
notes 22%
Other 2%
Variable rate demand
notes (VRDNs) 59%
Commercial paper 16%
Tender bonds 2%
Municipal
notes 22%
Other 1%
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 22.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 26.0
Row: 1, Col: 5, Value: 47.0
FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

INVESTMENTS JULY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - 99.7%
Amherst-Pelham Reg'l. School Dist. BAN 4.45% 5/21/98 $ 2,000,000 $
2,005,235
Ashland Gen. Oblig. BAN 4.04% 3/5/98  2,500,000  2,500,556
Barnstable Gen. Oblig. BAN 4% 6/18/98  5,500,000  5,506,965
Bolton Gen. Oblig. BAN 4.50% 4/17/98  3,000,000  3,008,176
Boston Ind. Rev. (New Boston Seafood Ctr.) Series 1997,
3.60%, LOC First Nat'l Bank of Boston, VRDN (b)  875,000  875,000
Boston Wtr. & Swr. Participating VRDN, Series SG-75,
3.75% (Liquidity Facility Societe Generale, France) (c)  8,380,000
8,380,000
Brockton Area Transit Auth. RAN 4.25% 7/17/98  4,000,000  4,011,808
Brookline Gen. Oblig. BAN 4% 6/4/98  5,600,000  5,611,304
Chatham Gen. Oblig. BAN 4.25% 7/22/98  5,000,000  5,014,929
Easton Gen. Oblig. BAN:
 4% 8/15/97  2,000,000  2,000,151
 4.40% 10/3/97  6,500,000  6,506,266
 4.40% 12/19/97  2,855,000  2,860,845
Everett Gen. Oblig. BAN:
 4% 12/19/97  1,000,000  1,000,559
 4.25% 12/19/97  1,000,000  1,001,488
Fall River BAN 4.50% 8/15/97, LOC State Street Bank &
Trust Co.  3,600,000  3,600,792
Framingham Ind. Rev. Board (Perini Corp. Proj.) Series 1985,
3.75%, LOC Harris Trust & Savings Bank, Chicago, VRDN 400,000 400,000 Georgetown Gen. Oblig. BAN 4% 6/12/98,
LOC State Street Bank & Trust Co.  12,560,000  12,578,752
Gloucester Gen. Oblig. BAN 4.35% 8/8/97  7,500,000  7,500,442
Haverill Gen. Oblig. BAN 4.50% 8/1/97
(BPA Fleet Nat'l Bank)  3,400,000  3,400,000
Hopkinton Gen. Oblig. BAN 4% 12/30/97  3,500,000  3,506,969
Kingston Gen. Oblig. BAN 4% 11/26/97  1,300,000  1,301,612
Leominster Gen. Oblig. BAN 4% 12/17/97 (b)  2,600,000  2,602,536
Mansfield Gen. Oblig. BAN:
4.25% 8/21/97  1,700,000  1,700,424
 4.25% 8/21/97  1,700,000  1,700,544
Marlborough Gen. Oblig. BAN 4% 12/18/97  3,337,000  3,342,275
Massachusetts Bay Transit Auth.:
 CP, Series C:
  3.75% 8/7/97, LOC Westdeutsche Landesbank   2,000,000  2,000,000
  3.75% 9/8/97, LOC Westdeutsche Landesbank  2,400,000  2,400,000
  3.75% 10/14/97, LOC Westdeutsche Landesbank  2,400,000  2,400,000
 RAN:
  4.75% 9/5/97  31,100,000  31,121,653
  Series 1997 A, 4.25% 2/27/98  18,040,000  18,101,222
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Bay Transit Auth. Participating VRDN,
Series 1995 A, 3.75%
(Liquidity Facility Societe Generale France) (c) $ 7,000,000 $ 7,000,000 Massachusetts Dedicated Income Tax (First Recovery Loan)
Series 1990 B, 3.60%, LOC Nat'l. Westminster,
USA, VRDN  4,600,000  4,600,000
Massachusetts Gen. Oblig.:
 Series 1997 A, 4.25% 3/1/98  7,000,000  7,021,660
 Series 1997-B, 5% 6/1/98  9,330,000  9,412,726
 Participating VRDN (c):
  Series 1993 A, 3.73% (Liquidity Facility Citibank, NA)   3,800,000
3,800,000
  Series 1996 SG-38, 3.75% (MBIA Insured)
  (Liquidity Societe Generale, France)  5,000,000  5,000,000
  Series 1996 SG-47, 13.75%
  (Liquidity Facility Societe Generale, France) 2,000,000 2,000,000 Series 93 I, 3.78% (Liquidity Facility Citibank, NY) 13,000,000
13,000,000
  Series 93-2, 3.79% (Liquidity Facility State Street
  Bank & Trust Co., Boston)   19,000,000  19,000,000
  Series 214, 3.65% (Liquidity Facility Bankers Trust Co.)  9,300,000
9,300,000
  Series 96C2101, 3.78% (Liquidity Facility Citibank, NA)   4,700,000
4,700,000
  Series 97C2101, 3.73% (Liquidity Facility Citibank, NA)   5,800,000
5,800,000
Massachusetts Health & Ed. Facs. Auth. Rev. Bonds:
 (Harvard Univ.):
  3.75% 8/20/97, CP mode  1,000,000  1,000,000
  3.75% 9/16/97, CP mode  10,300,000  10,300,000
Massachusetts Health & Ed. Facs. Auth. Participating VRDN,
Series SG-27, 3.75%
(Liquidity Facility Societe Generale, France) (c) 6,500,000 6,500,000 Massachusetts Health & Ed. Facs. Auth. Rev., VRDN:
 (Amherst College) Series F, 3.45%  11,000,000  11,000,000
 (Boston Univ.) Series H, 3.85% tender 8/19/97,
 LOC Landesbank Hessen-Thuringen  12,400,000  12,400,000
 (Brandeis Univ.) Series 1996 G, 3.50%,
 LOC Fleet Nat'l. Bank  5,675,000  5,675,000
 (Cap. Asset):
  Series 1985 D, 3.65% (MBIA Insured)
  (BPA Credit Suisse)  21,200,000  21,200,000
  Series B, 3.50% (MBIA Insured) (BPA Credit Suisse)  6,300,000  6,300,000
  Series C, 2.80% (MBIA Insured) (BPA Credit Suisse) 6,400,000 6,400,000 Series E, 3.75%, LOC First Nat'l. Bank of Chicago 10,500,000 10,500,000
 (Harvard Univ.) Series I 3.45%  68,980,000  68,980,000
 (Mount Ida College) 3.55%, LOC Chase Manhattan Bank 3,600,000 3,600,000 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Health & Ed. Facs. Auth. Rev., VRDN: - continued
 (Partners Healthcare Sys.) (Cap. Asset):
  Series P-1, 3.50% (Liquidity Facility Bayerische
  Landesbank Girozent) $ 18,000,000 $ 18,000,000
  Series P-2, 3.50% (FSA Insured) (Liquidity Facility
  Bayerische Landesbank Girozent)   31,800,000  31,800,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Hsg. Proj.
Series 1995 A, 3.50%, (FNMA Guaranteed)  100,000  100,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Hsg. Rev.
(Princeton Crossing Proj.) Series 1996, 3.60%,
LOC General Elec. Capital Corp., VRDN (b) 13,700,000 13,700,000 Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Rfdg.
(Harbor Point) Series 1995 A, 3.55%
(GNMA Guaranteed) (BPA LOC Republic Bank of
New York) VRDN  57,455,000  57,455,000
Massachusetts Hsg. Fin. Agcy. Participating VRDN (c):
 Tax Exempt Series PA-83, 3.85%
 (Liquidity Facility Merrill Lynch & Co.) (b)  5,920,000  5,920,000
 Series PA-132, 3.85%
 (Liquidity Facility Merrill Lynch & Co., Inc.) (b) 1,225,000 1,225,000 Series PT-33, 3.80%
 (Liquidity Facility Banque Nat'l. de Paris) (b) 5,180,000 5,180,000 Series PT-42, 3.65%
 (Liquidity Facility Commerzbank, Germany)  5,080,000  5,080,000
 Series 13-C, 3.70% (AMBAC Insured)
 (Liquidity Facility Morgan Guaranty Trust Co.) 5,800,000 5,800,000 Massachusetts Hsg. Fin. Agcy. Single Family Hsg. Rev.
Bonds Series 50, 3.90%, tender 6/1/98  3,400,000  3,400,000
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev., VRDN:
 Rfdg.:
  (First Healthcare Corp. for Hillhaven Proj.) 3.65%,
  LOC Wachovia Bank of Georgia  2,000,000  2,000,000
  (First Healthcare Corp. Proj.) Series 1992 A, 3.65%,
  LOC Wachovia Bank of Georgia  2,025,000  2,025,000
  (First Healthcare Corp.) Series 1993 B, 3.60%,
  LOC Wachovia Bank of Georgia  700,000  700,000
 (BBB Esq. LLC) Series 1996, 3.80%,
 LOC First Nat'l Bank of Boston (b)  1,100,000  1,100,000
 (Baker School Specialty Co. Inc.) Series 1996, 3.50%,
 LOC Fleet Nat'l. Bank (b)  3,300,000  3,300,000
 (Battery Engineering, Inc.) Series 1996, 3.85%,
 LOC Bank of Tokyo-Mitsubishi (b)  1,600,000  1,600,000
 (Brady Enterprises) Series 1996, 3.50%,
 LOC Fleet Nat'l. Bank  2,500,000  2,500,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev., VRDN: - continued
 (General Signal Proj.) Series 1984:
  3.65%, LOC Wachovia Bank of Georgia $ 1,100,000 $ 1,100,000
  3.65%, LOC Wachovia Bank of Georgia  7,500,000  7,500,000
 (Hazen Paper Proj.) Series1996, 3.80%,
 LOC First Nat'l. Bank of Boston (b)  1,500,000  1,500,000
 (Interpolymer Corp.) Series 1992, 3.80%,
 LOC First Nat'l Bank of Boston  3,400,000  3,400,000
 (KMS Cos.) Series 1996, 3.60%,
 LOC State Street Bank & Trust (b)  2,300,000  2,300,000
 (Longview Fiber Co.) Series 1987, 3.70%,
 LOC Algemene Bank  2,070,000  2,070,000
 (Nova Realty) Series 1994, 3.55%,
 LOC First Nat'l. Bank of Boston  2,900,000  2,900,000
 (Nutramax Products) Series 1996, 3.60%,
 LOC First Nat'l Bank of Boston (b)  2,800,000  2,800,000
Massachusetts Ind. Fin. Agcy. Participating VRDN,
Series 1996 SG-56, 3.75%
(Liquidity Facility Societe Generale, France) (c) 11,100,000 11,100,000 Massachusetts Ind. Fin. Poll. Cont. Rev. Rfdg.:
 (Holyoke Wtr. Pwr. Co. Proj.) Series 1990, 3.50%,
 LOC Swiss Bank, VRDN (b)  3,700,000  3,700,000
 (New England Power Co. Proj.) Bonds:
  Series 1992-B:
   3.75% 8/12/97, CP mode  6,000,000  6,000,000
   3.75% 8/21/97, CP mode  10,400,000  10,400,000
   3.80% 9/8/97, CP mode  4,200,000  4,200,000
   3.80% 9/8/97, CP mode  3,900,000  3,900,000
   3.80% 9/17/97, CP mode  1,300,000  1,300,000
   3.80% 10/16/97, CP mode  4,600,000  4,600,000
   3.85% 10/22/97, CP mode  5,200,000  5,200,000
  Series 1993-A:
   3.70% 8/14/97, CP mode  3,500,000  3,500,000
   3.70% 8/26/97, CP mode  1,700,000  1,700,000
   3.85% 9/9/97, CP mode  5,100,000  5,100,000
   3.80% 9/11/97, CP mode  6,900,000  6,900,000
  Series 1993-B:
   3.70% 8/20/97, CP mode  4,300,000  4,300,000
   3.70% 8/26/97, CP mode  3,600,000  3,600,000
   3.85% 9/9/97, CP mode  7,600,000  7,600,000
   3.80% 10/16/97, CP mode  3,300,000  3,300,000
   3.85% 10/22/97, CP mode  5,300,000  5,300,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Resource Recovery Rev.
(Ogden-Haverhill Proj.) Series 1986 B, 3.45%,
LOC Union Bank of Switzerland, VRDN (b) $ 17,825,000 $ 17,825,000 Massachusetts Ind. Fin. Agcy. Rev., VRDN:
 (346 Univ. LLC) Series 1996, 3.80%,
 LOC First Nat'l. Bank of Boston (b)  2,000,000  2,000,000
 (Abbott Box Co.) Series 1997, 3.50%,
 LOC Fleet Nat'l. Bank (b)  3,800,000  3,800,000
 (Barker Steel Company) Series 1995, 3.60%,
 LOC State Street Bank & Trust Co., Boston (b) 1,100,000 1,100,000 (Bradford College) Series 1995 A, 3.55%,
 LOC First Nat'l. Bank of Boston  1,800,000  1,800,000
 (Buckingham Browne Nichols School)
 3.50%, LOC State Street Bank & Trust Co.  4,000,000  4,000,000
 (Canton/Cedar Reality LLC) Series 1997, 3.50%,
 LOC Fleet Nat'l. Bank (b)  2,000,000  2,000,000
 (Carand Reality Trust) Series 1997, 3.60%,
 LOC State Street Bank & Trust Co. (b)  1,000,000  1,000,000
 (Decas Cranberry Proj.) Series 1997, 3.50%,
 LOC Fleet Nat'l. Bank, VRDN (b)  4,500,000  4,500,000
 (Edgewood Retirement Commty.) Series 1995 C, 3.60%,
 LOC Dresdner Bank, A.G.  2,400,000  2,400,000
 (Falmouth Assisted Living) Series 1995, 3.60%,
 LOC First Nat'l. Bank of Boston  4,100,000  4,100,000
 (Governor Dummer Academy) Series 1996, 3.50%,
 LOC State Street Bank & Trust Co.  1,800,000  1,800,000
 (Groton School Proj.) 3.50%,
 LOC State Street Bank & Trust Co.  3,500,000  3,500,000
 (Heritage at Darmouth) Series 1996, 3.55%,
 LOC First Nat'l Bank of Boston (b)  1,000,000  1,000,000
 (Heritage at Hingham) Series 1997, 3.55%,
 LOC Fleet Nat'l. Bank (b)  3,890,000  3,890,000
 (Lower Mills Associates II L.P.) Series 1995, 3.55%,
 LOC First Nat'l. Bank of Boston  1,000,000  1,000,000
 (Mary Ann Morse Nursing Home):
  Series 1994 B, 3.50%, LOC ABN-AMRO Bank  6,900,000  6,900,000
  Series 1994 A, 3.80%, LOC ABN-AMRO Bank  5,900,000  5,900,000
 (Parker-Hannifin Corp. Proj.) Series 1997, 3.75%,
 LOC Wachovia Bank of Georgia (b)  2,700,000  2,700,000
 (Riverdale Mills Corp.) Series 1995, 3.80%,
 LOC First Nat'l Bank of Boston (b)  3,800,000  3,800,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Rev., VRDN: - continued
 (Southern New England School Of Law) 3.40%,
 LOC Fleet Nat'l Bank $ 2,000,000 $ 2,000,000
 (Wheelock College Issue) Series A, 3.50%,
 LOC Nat'l. Westminster Bank  4,400,000  4,400,000
 (United Medical Corp.) Series 1992, 3.55%,
 LOC United Jersey (b)  1,300,000  1,300,000
 (United Plastics) Series 1997, 3.50%,
 LOC Fleet Nat'l. Bank (b)  2,200,000  2,200,000
 (Youville Place Inc.) Series 1996, 3.75%
 (AMBAC Insured) (BPA Fleet Nat'l. Bank) 5,300,000 5,300,000 Massachusetts Ind. Fin. Agcy. Rev. Rfdg.
(WGBH Ed. Foundation Proj.) Series 1992, 3.50%,
LOC Nat'l. Westminster Bank, VRDN  5,095,000  5,095,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Rev.
Series 1994 C, 3.50%, LOC Canadian Imperial
Bank of Commerce, VRDN  17,700,000  17,700,000
Massachusetts Port Auth. Rev., VRDN:
 Series 1995 A, 3.60%,
 LOC Landesbanken Hessen-Thuringen  3,180,000  3,180,000
 Series 1995 B, 3.65%,
 LOC Landesbanken Hessen-Thuringen (b) 11,100,000 11,100,000 Massachusetts Wtr. Poll. Abatement Trust Rev. Bonds
(South Essex Sewer Dist. Loan Prog.) 5% 8/1/97  4,020,000  4,020,000
Massachusetts Wtr. Resolution Auth. Gen. Rev. Bonds
Series 1995 B, 5% 12/1/97  1,000,000  1,004,387
Massachusetts Wtr. Resource Auth.:
 Multi-Modal Subordinated Gen. Rev., VRDN:
  Series 1997-A, 3.50% (Liquidity Facility Bank of
  Nova Scotia) (AMBAC Insured)  20,000,000  20,000,000
  Series 1997-B, 3.50% (Liquidity Facility Bank of
  Nova Scotia) (AMBAC insured)  47,500,000  47,500,000
 CP:
  3.75% 8/14/97, LOC Morgan Guaranty Trust Co., NY  4,500,000  4,500,000
  3.75% 8/19/97, LOC Morgan Guaranty Trust Co., NY  7,200,000  7,200,000
  3.80% 9/10/97, LOC Morgan Guaranty trust Co., NY  12,400,000  12,400,000
  3.70% 9/11/97, LOC Morgan Guaranty Trust Co., NY  4,000,000  4,000,000
  3.75% 9/11/97, LOC Morgan Guaranty Trust Co., NY  2,400,000  2,400,000
  3.80% 9/12/97, LOC Morgan Guaranty Trust Co., NY  16,690,000  16,690,000
  3.80% 9/15/97, LOC Morgan Guaranty Trust Co., NY  5,000,000  5,000,000
  3.75% 9/17/97, LOC Morgan Guaranty Trust Co., NY  8,250,000  8,250,000
  3.75% 9/18/97, LOC Morgan Guaranty Trust Co., NY  13,500,000  13,500,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Wtr. Resource Auth. Participating VRDN (c):
 Series SG-17, 3.75%
 (Liquidity Facility Societe Generale, France) $ 4,640,000 $ 4,640,000 Series SG-63, 3.75%
 (Liquidity Facility Societe Generale, France)  1,000,000  1,000,000
Medway Gen. Oblig. BAN 4% 9/19/97  4,500,000  4,502,070
Merrimack Valley Reg'l. Transit Auth. RAN 4.25% 6/19/98  3,600,000
3,610,063
Montachusetts Reg'l. Transit Auth. RAN 4.25% 6/26/98  4,000,000  4,011,964
Nantucket Gen. Oblig. BAN 4% 8/15/97  1,750,000  1,750,098
Natick Gen. Oblig. BAN 4.50% 8/8/97  8,990,000  8,991,050
North Andover Gen. Oblig. BAN 4% 1/9/98  2,500,000  2,502,654
Northborough Ind. Rev.
(Tru Realty Corp. Proj. Toys "R" Us, Inc.)
3.725%, LOC Chase Manhattan Bank, VRDN  2,900,000  2,900,000
Peabody Gen. Oblig. BAN 4.15% 8/15/97  3,300,000  3,300,366
Reading Gen. Oblig. BAN 4.25% 8/15/97  3,350,000  3,350,675
Seekonk Gen. Oblig. BAN 4% 11/19/97  4,610,000  4,616,714
Springfield Gen. Oblig. BAN:
 4.40% 6/26/97 (BPA Fleet Nat'l. Bank)  2,000,000  2,007,791
 4.25% 11/7/97 (BPA Fleet Nat'l. Bank)  9,000,000  9,011,804
 4.30% 11/7/97 (BPA Fleet Nat'l. Bank)  4,500,000  4,505,892
 4.10% 11/21/97 (BPA Fleet Nat'l. Bank)  4,500,000  4,504,426
Stoughton Gen. Oblig. BAN:
 3.70% 8/29/97  1,500,000  1,500,247
 4% 8/29/97  2,890,000  2,890,665
 4.25% 8/29/97  1,877,000  1,877,429
Taunton Gen. Oblig. BAN 4% 12/3/97  2,900,000  2,903,133
Wakefield Gen. Oblig. BAN 4% 8/20/97  1,600,000  1,600,326
Walpole Gen. Oblig. BAN 4.15% 6/3/98  1,800,000  1,804,358
Watertown Gen. Oblig. BAN 4.50% 8/28/97  5,482,000  5,484,231
West Springfield Gen. Oblig. BAN 3.75% 3/5/98  13,300,000  13,311,334
Westfield Gen. Oblig. BAN 4.10% 3/26/98  2,000,000  2,001,843
Worcester Gen. Oblig. BAN:
 4% 8/28/97  7,152,000  7,154,107
 4.30% 8/28/97  2,000,000  2,000,436
  1,060,072,952
PUERTO RICO - 0.3%
Puerto Rico Elec. Pwr. Auth. Rev. Participating VRDN,
Series 1995-Z, 3.40% (Liquidity Facility Merrill
Lynch & Co., Inc.) (c)  2,680,000  2,680,000
TOTAL INVESTMENTS - 100%  $ 1,062,752,952
Total Cost for Income Tax Purposes  $ 1,062,731,736
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At January 31, 1997, the fund had a capital loss carryforward of approximately $82,000 of which $17,000, $13,000 and $52,000 will expire on January 31, 1998, 2003 and 2005, respectively.
FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value -                                       $ 1,062,752,952
See accompanying schedule

Cash                                                                        1,265,110

Interest receivable                                                         8,927,649

 TOTAL ASSETS                                                               1,072,945,711

LIABILITIES

Payable for investments purchased                           $ 10,000,000

Distributions payable                                        68,612

Accrued management fee                                       335,111

Other payables and accrued expenses                          191,960

 TOTAL LIABILITIES                                                          10,595,683

NET ASSETS                                                                 $ 1,062,350,028

Net Assets consist of:

Paid in capital                                                            $ 1,062,446,452

Accumulated net realized gain (loss) on investments                         (96,424)

NET ASSETS, for 1,062,348,541 shares outstanding                           $ 1,062,350,028

NET ASSET VALUE, offering price and redemption price per                    $1.00
share ($1,062,350,028 (divided by) 1,062,348,541 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JULY 31, 1997 (UNAUDITED)

INTEREST INCOME                                                       $ 18,305,283

EXPENSES

Management fee                                          $ 1,983,842

Transfer agent, accounting and custodian fees and        882,232
expenses

Non-interested trustees' compensation                    947

Registration fees                                        23,950

Audit                                                    28,731

Legal                                                    3,087

 Total expenses before reductions                        2,922,789

 Expense reductions                                      (2,161)       2,920,628

NET INTEREST INCOME                                                    15,384,655

REALIZED AND UNREALIZED GAIN (LOSS)                                    (17,590)
Net realized gain (loss) on investment securities

Increase (decrease) in net unrealized gain from                        (5,055)
accretion of discount

NET GAIN (LOSS)                                                        (22,645)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 15,362,010


STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS         YEAR ENDED
                                                           ENDED JULY         JANUARY 31,
                                                           31,1997            1997
                                                           (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 15,384,655       $ 25,070,453
Net interest income

 Net realized gain (loss)                                   (17,590)           (51,705)

 Increase (decrease) in net unrealized gain from            (5,055)            5,055
 accretion of discount

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            15,362,010         25,023,803
 FROM OPERATIONS

Distributions to shareholders from net interest income      (15,384,655)       (25,070,453)

Share transactions at net asset value of $1.00 per share    1,645,939,452      2,699,539,513
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     14,888,793         24,416,904

 Cost of shares redeemed                                    (1,566,145,017)    (2,603,710,474)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            94,683,228         120,245,943
 FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   94,660,583         120,199,293

NET ASSETS

 Beginning of period                                        967,689,445        847,490,152

 End of period                                             $ 1,062,350,028    $ 967,689,445




 FINANCIAL HIGHLIGHTS    SIX MONTHS      YEARS ENDED JANUARY 31,                        SIX MONTHS    YEAR ENDED
                         ENDED                                                          ENDED         JULY 31,
                         JULY 31, 1997                                                  JANUARY 31,

                         (UNAUDITED)     1997                      1996   1995   1994   1993          1992




SELECTED PER-SHARE DATA


Net asset value, beginning of period           $ 1.000       $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000


Income from Investment Operations               .015          .029        .032        .023        .017        .010        .029

Net interest income


Less Distributions


 From net interest income                       (.015)        (.029)      (.032)      (.023)      .017        (.010)      (.029)


Net asset value, end of period                 $ 1.000       $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000


TOTAL RETURN B                                  1.52%         2.90%       3.20%       2.29%       1.71%       .99%        2.94%


RATIOS AND SUPPLEMENTAL DATA


Net assets, end of period (000 omitted)        $ 1,062,350   $ 967,689   $ 847,490   $ 756,929   $ 610,154   $ 584,939   $ 600,945


Ratio of expenses to average net assets         .58% A        .59%        .60%        .63%        .66%        .64% A      .65%


Ratio of net interest income to average net     3.05% A       2.86%       3.15%       2.28%       1.69%       1.96% A     2.93%

assets



A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1997 (Unaudited)




5. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Massachusetts Municipal Income Fund (the income fund) (formerly Fidelity Massachusetts Municipal Income Fund) and Fidelity Municipal Money Market Fund (the money market fund) are funds of Fidelity Massachusetts Municipal Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications,
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
are primarily due to differing treatments for paydown gains/losses on certain securities/futures and options transactions, market discount, capital loss carryforwards, losses deferred due to futures and options and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Distributions in excess of net investment income may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
6. OPERATING POLICIES.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
7. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $120,460,647 and $142,028,665, respectively.
The market value of futures contracts opened and closed during the period amounted to $50,379,321 and $69,691,756, respectively.
8. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from
 .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annual rates of .40% and .39%, of average net assets for the income and money market funds, respectively.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the funds. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $580,750 and $173,851 for the income fund and $774,175 and $76,597 for the money market fund, respectively.
For the period, the transfer agent fees were equivalent to an annualized rate of .11% and .15% of average net assets for the income fund and the money market fund, respectively.
9. EXPENSE REDUCTIONS.
Each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each fund's expenses. During the period, the custodian and transfer agent fees were reduced by $11,498 and $2,161 for the income and money market funds, respectively, under this arrangement. INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
Company
Boston, MA
SUB-ADVISER, MONEY MARKET FUND
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Boyce Greer, Vice President -
MONEY MARKET FUND
Dwight D. Churchill, Vice President -
INCOME FUND
Jonathan D. Short, Vice President -
INCOME FUND
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE